UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513)-629-8104

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund

Advisor Class Shares: (PMFIX)

Institutional Class Shares: (PMFQX)

PMC Diversified Equity Fund

Advisor Class Shares: (PMDEX)

Institutional Class Shares: (PMDQX)

Semi-Annual Report

February 28, 2021

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2021 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2021 was marked by a continued rebound from the very brief but severe recession brought on by the global pandemic resulting from the COVID-19 coronavirus. During the fourth quarter of 2020, real GDP in the U.S. rose 4.3%, slightly exceeding consensus expectations. The rise added to the 33% surge in the third quarter. The combined growth in the third and fourth quarters almost completely erased the 38% decline of the first quarter stemming from the government-imposed economic shutdowns. Along with a strong recovery in overall economic production, the employment situation also continued to return to pre-pandemic levels. Employers added 379,000 jobs in February, modestly exceeding expectations. In addition, after hitting a high of 14.7% in April 2020, the unemployment rate has clawed its way back to 6.2%. Interest rates have begun to climb steadily for the past couple of months, with the rise largely attributed to the dual catalysts of strong economic recovery and fiscal stimulus. The multi-trillion virus relief package recently passed by Congress has pumped a significant amount of cash into the economy, leading to heightened inflation expectations, and thus higher yields. The yield on the 10-year U.S. Treasury doubled over the six-month period, rising from 0.71% on August 31, 2020 to 1.41% on February 28, 2021, very near its high for the period.

In terms of monetary policy, the U.S. Federal Open Market Committee (FOMC) maintained a very aggressive posture as the economy continues to recover. The FOMC left in place the 0%-0.25% target range for the federal funds rate, but the median projection is for no rate hikes through 2023 in spite of the rise in inflation. The inference is that the FOMC believes the economy remains a long way from achieving its objectives.

Overall, equity markets were higher over the past six months, with the MSCI World Index (global all-capitalization) generating a return of 11.73%. Stock prices declined into the November elections, but from the election through February 28, 2021, the MSCI World Index rose 19.4% as investors focused on the potential for widespread vaccinations to allow the economy to get back to full strength. In the fixed income asset class, the rise in interest rates meant bond prices were mostly lower, with prices of U.S. government securities declining relative to corporate bond issues as investors anticpated a continued improvement in the economy. As such, the Barclays U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a negative total return of -1.55% over the six months ended February 28, 2021.

Total Returns as of February 28, 2021*

*Periods of Less than 1-Year Are Unannualized

Fund	Three Months	Six Months	One Year	Five Year	Ten Year	Gross Expense Ratio
PMC Diversified Equity Fund (Advisor Class)	9.01%	16.97%	28.79%	11.57%	8.34%	0.98%
PMC Diversified Equity Fund (Inst. Class)	9.09%	17.11%	29.11%	N/A	N/A	0.71%
MSCI World Index Net Return	5.85%	11.73%	29.34%	14.10%	9.41%

PMC Core Fixed Income Fund (Advisor Class)	-1.69%	-0.41%	3.97%	4.03%	3.40%	1.17%
PMC Core Fixed Income Fund (Inst. Class)	-1.63%	-0.30%	4.21%	N/A	N/A	0.92%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.02%	-1.55%	1.38%	3.55%	3.58%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at http://www.investpmc.com/solutions/portfolios or by calling 866-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2021 for the Diversified Equity Fund and January 31, 2022 for the Core Fixed Income Fund; without these waivers, returns would have been less favorable.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is managed internally by Envestnet affiliate QRG Capital Management, Inc. (“QRG”). QRG employs its Factor-Enhanced strategies in four different asset class portfolios within the Fund: U.S. Large Cap, U.S. Small Cap, International Developed Markets ADR, and Emerging Markets ADR.

One of the primary drivers of the Fund’s performance is its exposure to the well-known value, momentum and quality asset pricing factors. As discussed in previous letters, value-oriented stocks struggled for more than three years relative to growth stocks. However, beginning about six months ago value stocks began to rebound, and this recovery was a primary contributor to the Fund’s relative performance, as it outperformed the benchmark over the six-month period ending February 28, 2021. Over that period the Fund (Advisor Class) generated a total return of +16.97%, outpacing the +11.73% return of the benchmark MSCI World Index Net Return. The primary driver of the Fund’s performance during the period was the strong aggregate performance of the asset pricing factors toward which the portfolio is tilted. In particular, the Fund’s orientation toward value stocks was a key driver of the outperformance relative to the benchmark. Performance was also positively impacted by having a lower weighted average market capitalization than the index, as stocks of smaller companies staged a strong recovery relative to stocks of larger companies. Relative performance was also advantaged during the twelve-month period from an underweight to domestic equities relative to Asian and Japanese equities. Among the detractors to performance during the period was a modest underweight to the health care and energy sectors, and security selection in the emerging Asia segment. Slight underweights to information technology and consumer staples, and a modest overweight to financials sectors contributed to performance during the period, as did security selection in each of the 11 economic sectors. As is typically the case, the strategy’s factor orientation resulted in over- or underweights to specific stocks that have a meaningful impact on performance. Over the past six months underweights to well-known companies such as Alphabet, Inc. (GOOG), JPMorgan Chase & Co. (JPM) and Tesla, Inc. (TSLA) resulted in underperformance. However, overweights to Discovery, Inc. (DISCA), Applied Materials, Inc. (AMAT) and CRE Group, Inc. (CBRE) benefited performance.

In addition to the risk that the investment strategy employed in the Fund will underperform the benchmark indices generally, the primary risks continue to primarily involve systematic risk. Because the Adviser controls the risk of the portfolio relative to the benchmark, the overall portfolio should track the Fund’s benchmark fairly closely on a relative basis. However, in general market declines the Fund’s fully invested strategy would incur a setback commensurate with the decline in the benchmark.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund was launched on September 28, 2007, and provides broad exposure to the U.S. fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and was sub-advised by Schroder Asset Management, Inc. and Neuberger Berman Fixed Income LLC during the period. The sub-advisory relationship with Schroder was terminated effective January 28, 2021, and as of that date a portion of the Fund is managed internally by QRG.

Over the past six months, the environment for fixed income securities has been one of a steady march higher in yields resulting from a combination of heightened inflation expectations due to record-setting fiscal stimulus and an improving outlook as vaccine distribution improves. Against this backdrop, the Fund (Advisor Class) generated a negative return of -0.41% for the six-month period ending February 28, 2021, outpacing the performance of the Bloomberg Barclays U.S. Aggregate Bond Index return of -1.55%. The primary factors positively impacting the Fund’s performance over the past six-month period were an underweight to U.S. Treasury bonds and an overweight to industrial and financial institutions bonds. The Fund’s aggregate overweight to corporate bonds was a positive contributor during the period. The primary detractors from performance included security selection in the financial institutions segment. The primary risks to the strategies employed by the Fund’s portfolio management teams remain in place, and exist at both the macro level and in individual security selection. Due to the Fund’s aggregate overweight exposure to credit securities, the Fund remains likely to underperform the benchmark somewhat if the Federal Reserve makes a policy misstep, and Treasury securities consequently rise relative to credits. In addition, if the general level of interest rates rises rapidly, the Fund will not be immune to losses. Similarly, if certain of the individual credits currently owned by the Fund are adversely affected by economic events, the Fund itself will also be affected.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet, Inc.

Envestnet Asset Management

The views in this report were those of the Funds’ investment adviser and, with respect to the PMC Core Fixed Income Fund, the investment sub-adviser as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, and together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (Advisor Class shares only) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual	Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period 9/1/20-2/28/21*
PMC Core Fixed Income Fund–Advisor Class
Actual	$1,000.00	$995.90	$4.85
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91
*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period 9/1/20-2/28/21*
PMC Core Fixed Income Fund–Institutional Class
Actual	$1,000.00	$997.00	$3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.22	3.61
*	Expenses are equal to the Fund’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period 9/1/20-2/28/21*
PMC Diversified Equity Fund–Advisor Class
Actual	$1,000.00	$1,169.70	$5.27
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91
*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period 9/1/20-2/28/21*
PMC Diversified Equity Fund–Institutional Class
Actual	$1,000.00	$1,171.10	$3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.42	3.41
*	Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX, PMFQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2021 is shown below.

Allocation of Portfolio Holdings

% of Net assets

^	Excludes securities lending collateral.

PMC CORE FIXED INCOME FUND–ADVISOR CLASS (PMFIX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2021

	PMC Core Fixed Income Fund–Advisor Class	Bloomberg Barclays U.S. Aggregate Bond Index
One Year	3.97%	1.38%
Five Year	4.03%	3.55%
Ten Year	3.40%	3.58%
Since Inception (9/28/07)	4.75%	4.24%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2011. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

PMC CORE FIXED INCOME FUND–INSTITUTIONAL CLASS (PMFQX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2021

	PMC Core Fixed Income Fund–Institutional Class	Bloomberg Barclays U.S. Aggregate Bond Index
One Year	4.21%	1.38%
Since Inception (7/1/19)	5.90%	4.68%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX, PMDQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2021 is shown below.

^	Excludes securities lending collateral.

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2021

	PMC Diversified Equity Fund– Advisor Class	MSCI World Index Net Return
One Year	28.79%	29.34%
Five Year	11.57%	14.10%
Ten Year	8.34%	9.41%
Since Inception (8/26/09)	9.88%	10.47%

On May 25, 2018, Envestnet Asset Management, Inc. (the “Adviser”), the Fund’s investment adviser, assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2011. The graph does not reflect any future performance. On May 25, 2018, the Adviser assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Continued

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

PMC DIVERSIFIED EQUITY FUND–INSTITUTIONAL CLASS (PMDQX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 28, 2021

	PMC Diversified Equity Fund– Institutional Class	MSCI World Index Net Return
One Year	29.11%	29.34%
Since Inception (7/1/19)	13.44%	15.80%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES—5.15%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023(b)	$560,000	$583,801
BlueMountain CLO Ltd.
2013-2A, 1.402% (3 Month LIBOR USD + 1.180%), 10/22/2030(b)(c)	362,743	363,850
Carlyle Global Market Strategies
2017-1A, 1.524% (3 Month LIBOR USD + 1.300%), 04/20/2031(b)(c)	1,367,106	1,369,046
Cedar Funding VI CLO Ltd.
2016-6A AR, 1.314% (3 Month LIBOR USD + 1.090%), 10/20/2028(b)(c)	1,480,000	1,481,045
2016-6A ARR, 0.000%, 04/20/2034(b)(c)	1,480,000	1,480,000
Centex Home Equity Loan Trust
2005-D M3, 0.838% (1 Month LIBOR USD + 0.720%), 10/25/2035(c)	187,841	188,124
CIFC Funding Ltd.
2017-4, 1.468% (3 Month LIBOR USD + 1.250%), 10/24/2030(b)(c)	500,000	500,151
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 0.398% (1 Month LIBOR USD + 0.420%), 11/25/2036(c)	101,888	101,747
Dewolf Park CLO Ltd.
2017-1A, 1.451% (3 Month LIBOR USD + 1.210%), 10/15/2030(b)(c)	1,700,000	1,700,000
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059(b)	579,729	589,811
2019-NQM3, 2.686%, 11/25/2059(b)(d)	369,509	380,401
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 1.374% (3 Month LIBOR USD + 1.150%), 11/28/2030(b)(c)	1,525,000	1,527,027
JP Morgan Mortgage Acquisition Trust
2007-CH1, 0.398% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	39,064	39,103
Madison Park Funding XVIII Ltd.
2015-18, 1.414% (3 Month LIBOR USD + 1.190%), 10/21/2030(b)(c)	2,000,000	2,002,396
Madison Park Funding XXVI Ltd.
2007-26, 1.412% (3 Month LIBOR USD + 1.200%), 07/29/2030(b)(c)	2,295,000	2,295,686
Navient Student Loan Trust
2019-7, 0.618% (1 Month LIBOR USD + 0.500%), 01/25/2068(b)(c)	800,786	802,066
RASC Trust
2005-KS12, 0.808% (1 Month LIBOR USD + 0.460%), 01/25/2036(c)	316,423	315,999
Thayer Park CLO Ltd.
2017-1A, 0.000%, 04/20/2034(b)(c)	500,000	500,000
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055(b)(d)	22,134	22,444
2016-3, 2.250%, 08/25/2055(b)(d)	18,632	18,810
2016-2, 2.750%, 08/25/2055(b)(d)	25,817	26,216
2017-5, 0.718% (1 Month LIBOR USD + 0.600%), 02/25/2057(b)(c)	499,644	499,894
2017-2, 2.750%, 04/25/2057(b)(d)	56,752	57,716
2017-4, 2.750%, 06/25/2057(b)(d)	221,981	229,527
2017-3, 2.750%, 07/25/2057(b)(d)	372,228	380,294
TRESTLES CLO Ltd.
2017-1A, 0.000%, 04/25/2032(b)(c)	500,000	500,000
United Airlines 2020-1 Class A Pass Through Trust
2020-1, 5.875%, 10/15/2027(f)	1,322,243	1,486,391
Voya CLO Ltd.
2014-2A, 1.243% (3 Month LIBOR USD + 1.020%), 04/17/2030(b)(c)	1,739,040	1,737,016

TOTAL ASSET BACKED SECURITIES (Cost $20,927,303)		21,178,561

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Corporate Bonds—29.99%
Accommodation—0.30%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028(b)(f)	$510,000	$535,181
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028(b)	370,000	378,597
Wynn Las Vegas LLC
5.500%, 03/01/2025(b)(f)	190,000	201,638
5.250%, 05/15/2027(b)	117,000	124,470

		1,239,886

Administrative and Support Services—0.18%
ASGN, Inc.
4.625%, 05/15/2028(b)(f)	350,000	365,466
Korn Ferry
4.625%, 12/15/2027(b)	350,000	365,733

		731,199

Air Transportation—0.40%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027(b)(f)	510,000	557,813
Southwest Airlines Co.
5.250%, 05/04/2025	950,000	1,086,707

		1,644,520

Amusement, Gambling, and Recreation Industries—0.09%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025(b)(f)	345,000	362,034

Beverage and Tobacco Product Manufacturing—1.60%
Altria Group, Inc.
4.400%, 02/14/2026	251,000	285,399
3.400%, 05/06/2030(f)	1,690,000	1,805,211
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/2030(f)	1,000,000	1,100,300
4.350%, 06/01/2040(f)	1,281,000	1,483,815
4.600%, 04/15/2048	420,000	483,270
4.750%, 04/15/2058	755,000	887,015
5.800%, 01/23/2059	400,000	546,471

		6,591,481

Broadcasting (except Internet)—2.20%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026(b)	585,000	605,329
4.250%, 02/01/2031(b)(f)	968,000	981,310
Charter Communications Operating LLC / Charter Communications Operating Capital
4.800%, 03/01/2050	1,595,000	1,740,365
Comcast Corp.
3.150%, 02/15/2028	505,000	550,949
CSC Holdings LLC
5.500%, 04/15/2027(b)	380,000	399,855
3.375%, 02/15/2031(b)	264,000	253,770
Discovery Communications LLC
2.950%, 03/20/2023(f)	641,000	671,998

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
DISH DBS Corp.
5.875%, 11/15/2024	$165,000	$173,093
Fox Corp.
5.576%, 01/25/2049(f)	1,155,000	1,511,202
Sirius XM Radio, Inc.
5.375%, 07/15/2026(b)(f)	560,000	579,768
4.125%, 07/01/2030(b)(f)	530,000	535,962
ViacomCBS, Inc.
4.950%, 01/15/2031(f)	410,000	491,383
4.200%, 05/19/2032(f)	470,000	538,081

		9,033,065

Chemical Manufacturing—1.18%
AbbVie, Inc.
2.950%, 11/21/2026	135,000	145,712
3.200%, 11/21/2029	1,713,000	1,844,205
4.050%, 11/21/2039	270,000	306,918
4.700%, 05/14/2045	1,005,000	1,209,892
4.250%, 11/21/2049(f)	575,000	659,785
Mylan, Inc.
4.550%, 04/15/2028(f)	585,000	676,130

		4,842,642

Computer and Electronic Product Manufacturing—2.06%
Broadcom, Inc.
4.700%, 04/15/2025(f)	1,900,000	2,141,139
4.150%, 11/15/2030	1,350,000	1,485,993
3.500%, 02/15/2041(b)	770,000	756,644
Dell International LLC
5.450%, 06/15/2023(b)(f)	1,085,000	1,190,048
6.200%, 07/15/2030(b)(f)	1,140,000	1,442,766
Microchip Technology, Inc.
4.333%, 06/01/2023(f)	690,000	745,265
ON Semiconductor Corp.
3.875%, 09/01/2028(b)(f)	700,000	731,290

		8,493,145

Construction of Buildings—0.25%
frontdoor, Inc.
6.750%, 08/15/2026(b)	265,000	282,556
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028(b)	365,000	377,547
Taylor Morrison Communities Inc / Taylor Morrison Holdings II, Inc.
5.625%, 03/01/2024(b)	355,000	384,469

		1,044,572

Credit Intermediation and Related Activities—3.32%
Bank of America Corp.
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028(a)	660,000	737,556
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029(a)	630,000	712,509
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030(a)	1,018,000	1,071,627
2.496% to 02/13/2030, then 3 SOFR + 1.252%, 02/13/2031(a)(f)	785,000	800,390
BNP Paribas SA
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031(a)(b)(f)	615,000	648,342

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Citigroup, Inc.
4.300%, 11/20/2026	$890,000	$1,012,825
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028(a)	835,000	934,675
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028(a)(f)	455,000	501,130
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030(a)	495,000	522,832
Ford Motor Credit Co. LLC
4.063%, 11/01/2024(f)	648,000	682,020
5.113%, 05/03/2029	310,000	339,837
General Motors Financial Co, Inc.
5.100%, 01/17/2024	370,000	411,932
3.600%, 06/21/2030(f)	700,000	753,425
JPMorgan Chase & Co.
2.700%, 05/18/2023	555,000	581,771
2.956% to 05/13/2030, then SOFR + 2.515%, 05/13/2031(a)(f)	400,000	416,186
OneMain Finance Corp.
6.125%, 05/15/2022(f)	210,000	219,713
Wells Fargo & Co.
2.406% to 10/30/2024, then SOFR + 1.087%, 10/30/2025(a)	1,000,000	1,053,012
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028(a)	1,020,000	1,056,687
2.572% to 02/11/2030, then SOFR + 1.262%, 02/11/2031(a)	865,000	889,359
5.013% to 04/04/2050, then SOFR + 4.502%, 04/04/2051(a)(f)	250,000	330,142

		13,675,970

Food and Beverage Stores—0.06%
Kroger Co.
5.400%, 01/15/2049	170,000	224,379

Food Manufacturing—0.26%
Kraft Heinz Foods Co.
4.625%, 10/01/2039	190,000	216,996
4.875%, 10/01/2049	525,000	613,677
Post Holdings, Inc.
4.625%, 04/15/2030(b)(f)	215,000	218,494

		1,049,167

Food Services and Drinking Places—0.09%
Yum! Brands, Inc.
4.750%, 01/15/2030(b)	355,000	370,940

Health and Personal Care Stores—0.35%
CVS Health Corp.
4.125%, 04/01/2040	285,000	322,438
5.050%, 03/25/2048	905,000	1,134,625

		1,457,063

Hospitals—0.72%
HCA, Inc.
5.375%, 09/01/2026(f)	365,000	417,274
5.250%, 06/15/2049	570,000	708,913
New York and Presbyterian Hospital
2.256%, 08/01/2040	408,000	378,239
Tenet Healthcare Corp.
7.500%, 04/01/2025(b)(f)	503,000	547,724
6.250%, 02/01/2027(b)(f)	390,000	410,902
6.125%, 10/01/2028(b)	485,000	510,443

		2,973,495

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Insurance Carriers and Related Activities—0.26%
Cigna Corp.
3.200%, 03/15/2040(f)	$390,000	$397,189
Equitable Holdings, Inc.
5.000%, 04/20/2048(f)	545,000	679,104

		1,076,293

Machinery Manufacturing—0.79%
General Electric Co.
4.350%, 05/01/2050	895,000	985,377
5.875%, 01/14/2038	590,000	769,853
Range Resources Corp.
4.875%, 05/15/2025(f)	230,000	227,758
Scientific Games International, Inc.
5.000%, 10/15/2025(b)	857,000	881,322
Terex Corp.
5.625%, 02/01/2025(b)	375,000	385,547

		3,249,857

Merchant Wholesalers, Durable Goods—0.33%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025(b)	225,000	226,985
TransDigm, Inc.
6.250%, 03/15/2026(b)(f)	1,080,000	1,139,459

		1,366,444

Merchant Wholesalers, Nondurable Goods—0.07%
US Foods, Inc.
6.250%, 04/15/2025(b)(f)	260,000	277,572

Mining (except Oil and Gas)—0.14%
Freeport-McMoRan, Inc.
4.125%, 03/01/2028	535,000	562,753

Miscellaneous Store Retailers—0.02%
Staples, Inc.
7.500%, 04/15/2026(b)	95,000	95,352

Motor Vehicle and Parts Dealers—0.18%
Volkswagen Group of America Finance LLC
3.350%, 05/13/2025(b)(f)	675,000	730,257

Oil and Gas Extraction—1.00%
Continental Resources, Inc.
5.750%, 01/15/2031(b)(f)	328,000	371,132
EQT Corp.
5.000%, 01/15/2029	421,000	462,047
Occidental Petroleum Corp.
5.875%, 09/01/2025(f)	210,000	228,165
3.200%, 08/15/2026	700,000	673,529
3.500%, 08/15/2029(f)	710,000	678,192
4.300%, 08/15/2039	260,000	231,400
PDC Energy, Inc.
5.750%, 05/15/2026	185,000	189,875
Phillips 66
1.300%, 02/15/2026(f)	1,290,000	1,289,781

		4,124,121

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Other Information Services—0.19%
J2 Global, Inc.
4.625%, 10/15/2030(b)(f)	$740,000	$769,211

Performing Arts, Spectator Sports, and Related Industries—0.17%
Boyd Gaming Corp.
8.625%, 06/01/2025(b)(f)	126,000	138,758
Churchill Downs, Inc.
5.500%, 04/01/2027(b)	210,000	219,285
Live Nation Entertainment, Inc.
4.750%, 10/15/2027(b)	350,000	354,118

		712,161

Petroleum and Coal Products Manufacturing—0.51%
BP Capital Markets America, Inc.
3.633%, 04/06/2030(f)	295,000	328,356
Marathon Petroleum Corp.
4.500%, 05/01/2023	820,000	884,929
4.700%, 05/01/2025(f)	775,000	880,200

		2,093,485

Pipeline Transportation—2.34%
Buckeye Partners LP
3.950%, 12/01/2026(f)	480,000	477,744
Energy Transfer Operating LP
3.600%, 02/01/2023	600,000	629,804
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155%(a)(h)	785,000	694,725
3.750%, 05/15/2030(f)	961,000	1,011,290
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306%(a)(f)(h)	1,055,000	1,020,312
EQM Midstream Partners LP
4.750%, 07/15/2023	105,000	108,445
5.500%, 07/15/2028(f)	530,000	547,029
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024(f)	755,000	821,761
MPLX LP
4.700%, 04/15/2048	890,000	966,881
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025	780,000	863,435
3.550%, 12/15/2029(f)	2,420,000	2,475,754

		9,617,180

Primary Metal Manufacturing—0.24%
Arconic Corp.
6.125%, 02/15/2028(b)(f)	350,000	370,022
Novelis Corp.
4.750%, 01/30/2030(b)	580,000	605,563

		975,585

Professional, Scientific, and Technical Services—0.41%
Aramark Services, Inc.
5.000%, 02/01/2028(b)(f)	600,000	615,750
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022(b)	59,000	59,182
5.625%, 10/01/2028(b)	105,000	111,234
5.875%, 10/01/2030(b)	490,000	530,731

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
SS&C Technologies, Inc.
5.500%, 09/30/2027(b)(f)	$365,000	$387,010

		1,703,907

Publishing Industries (except Internet)—0.23%
Oracle Corp.
4.000%, 07/15/2046(f)	205,000	228,234
3.600%, 04/01/2050	350,000	362,655
3.850%, 04/01/2060	320,000	342,978

		933,867

Real Estate—0.34%
ESH Hospitality, Inc.
5.250%, 05/01/2025(b)	395,000	403,238
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	215,000	218,332
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/2025(b)	700,000	755,332

		1,376,902

Rental and Leasing Services—0.30%
Air Lease Corp.
2.300%, 02/01/2025(f)	655,000	668,692
Netflix, Inc.
6.375%, 05/15/2029(f)	300,000	373,125
United Rentals North America, Inc.
3.875%, 02/15/2031	194,000	198,753

		1,240,570

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—3.25%
BAT Capital Corp.
3.222%, 08/15/2024	297,000	319,023
3.557%, 08/15/2027	320,000	346,575
4.906%, 04/02/2030(f)	645,000	746,307
3.734%, 09/25/2040	1,185,000	1,142,383
5.282%, 04/02/2050	800,000	891,963
CommScope, Inc.
6.000%, 03/01/2026(b)	389,000	409,448
8.250%, 03/01/2027(b)	577,000	609,459
Goldman Sachs Group, Inc.
3.850%, 01/26/2027(f)	1,375,000	1,531,999
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038(a)	250,000	286,989
LPL Holdings, Inc.
5.750%, 09/15/2025(b)(f)	395,000	407,917
4.625%, 11/15/2027(b)	210,000	215,444
Morgan Stanley
3.950%, 04/23/2027	935,000	1,053,770
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028(a)(f)	1,125,000	1,254,023
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029(a)	875,000	978,866
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031(a)	1,190,000	1,230,227
3.851% (3 Month LIBOR USD + 3.610%), 12/29/2049(a)(h)	320,000	319,284
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027(b)(f)	520,000	529,329

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026(b)	$525,000	$566,344
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
4.000%, 10/15/2027(b)	540,000	539,325

		13,378,675

Support Activities for Mining—0.28%
ConocoPhillips
4.875%, 10/01/2047(b)	445,000	555,908
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028(b)	210,000	219,363
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.875%, 01/15/2029(f)	345,000	383,165

		1,158,436

Telecommunications—2.41%
AT&T, Inc.
2.750%, 06/01/2031(f)	1,396,000	1,409,612
4.350%, 06/15/2045	57,000	62,401
4.500%, 03/09/2048	578,000	629,520
3.650%, 06/01/2051(f)	1,000,000	957,419
3.550%, 09/15/2055(b)	184,000	167,317
3.650%, 09/15/2059(b)(f)	1,118,000	1,018,746
Frontier Communications Corp.
5.000%, 05/01/2028(b)(f)	328,000	339,275
Level 3 Financing, Inc.
4.625%, 09/15/2027(b)	145,000	150,291
T-Mobile USA, Inc.
3.875%, 04/15/2030(b)	1,380,000	1,517,103
2.550%, 02/15/2031(b)(f)	775,000	771,102
4.375%, 04/15/2040(b)	250,000	276,865
3.000%, 02/15/2041(b)	1,436,000	1,342,811
4.500%, 04/15/2050(b)	645,000	717,724
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	571,177

		9,931,363

Transportation Equipment Manufacturing—1.26%
Boeing Co.
4.875%, 05/01/2025	1,371,000	1,529,984
3.900%, 05/01/2049	185,000	180,881
3.750%, 02/01/2050	80,000	77,396
5.805%, 05/01/2050	865,000	1,105,496
Ford Motor Co.
9.625%, 04/22/2030(f)	155,000	219,527
4.750%, 01/15/2043(f)	150,000	151,913
General Motors Co.
6.125%, 10/01/2025(f)	1,448,000	1,721,777
Spirit AeroSystems, Inc.
5.500%, 01/15/2025(b)	105,000	109,302
7.500%, 04/15/2025(b)(f)	100,000	106,000

		5,202,276

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Utilities—1.82%
Calpine Corp.
4.500%, 02/15/2028(b)	$475,000	$488,775
Cheniere Energy Partners LP
5.250%, 10/01/2025	485,000	499,089
DTE Energy Co.
3.400%, 06/15/2029	650,000	713,793
Entergy Corp.
2.800%, 06/15/2030	1,260,000	1,310,635
Exelon Corp.
4.700%, 04/15/2050	475,000	584,450
Kinder Morgan, Inc.
5.550%, 06/01/2045	1,405,000	1,712,130
Pacific Gas and Electric Co.
2.500%, 02/01/2031(f)	1,405,000	1,360,980
Southern Co.
2.950%, 07/01/2023	388,000	408,604
Talen Energy Supply LLC
6.625%, 01/15/2028(b)	210,000	217,441
Vistra Operations Co. LLC
5.000%, 07/31/2027(b)	200,000	209,500

		7,505,397

Warehousing and Storage—0.14%
Iron Mountain, Inc.
5.250%, 03/15/2028(b)	555,000	581,016

Wood Product Manufacturing—0.25%
JELD-WEN, Inc.
4.875%, 12/15/2027(b)	245,000	254,947
Standard Industries, Inc.
3.375%, 01/15/2031(b)(f)	798,000	764,915

		1,019,862

Total Corporate Bonds (Cost $117,921,742)		123,416,100

Foreign Corporate Bonds—6.07%
Administrative and Support Services—0.13%
Garda World Security Corp.
4.625%, 02/15/2027(b)	160,000	159,200
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC
6.000%, 09/15/2028(b)	360,000	375,975

		535,175

Broadcasting (except Internet)—0.13%
Altice France SA
7.375%, 05/01/2026(b)	525,000	548,336

Chemical Manufacturing—0.26%
Bausch Health Cos, Inc.
6.125%, 04/15/2025(b)	350,000	358,274
6.250%, 02/15/2029(b)	296,000	315,240
NOVA Chemicals Corp.
4.875%, 06/01/2024(b)	185,000	191,822
5.250%, 06/01/2027(b)	205,000	213,969

		1,079,305

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Computer and Electronic Product Manufacturing—0.21%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	$800,000	$873,366

Credit Intermediation and Related Activities—3.44%
Banco Santander SA
3.490%, 05/28/2030	400,000	433,204
Barclays Bank PLC
10.179%, 06/12/2021(b)	1,950,000	2,001,633
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035(a)	1,920,000	1,961,261
Barclays PLC
2.852% to 05/07/2025, then SOFR + 2.714%, 05/07/2026(a)(f)	2,145,000	2,260,188
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026(a)(b)(f)	1,015,000	1,050,186
Credit Suisse Group AG
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029(a)(b)	250,000	276,011
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031(a)(b)(f)	560,000	635,402
HSBC Holdings PLC
2.633% to 11/07/2024, then SOFR + 1.402%, 11/07/2025(a)	1,417,000	1,497,750
4.950%, 03/31/2030(f)	285,000	342,193
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026(a)(f)	200,000	205,927
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746%(a)(h)	910,000	991,900
Natwest Group PLC
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%, 11/28/2035(a)(f)	2,170,000	2,129,530
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028(b)(f)	350,000	358,788

		14,143,973

Food Manufacturing—0.20%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047(b)	730,000	829,855

Funds, Trusts, and Other Financial Vehicles—0.22%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	922,242

Machinery Manufacturing—0.26%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/2025	963,000	1,048,682

Merchant Wholesalers, Nondurable Goods—0.19%
BAT International Finance PLC
1.668%, 03/25/2026(f)	790,000	790,284

Mining (except Oil and Gas)—0.06%
Hudbay Minerals, Inc.
6.125%, 04/01/2029(b)	235,000	253,850

Nonmetallic Mineral Product Manufacturing—0.14%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 08/15/2027(b)	531,000	550,445

Oil and Gas Extraction—0.27%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038	850,000	1,094,997

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.29%
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023(a)(b)(f)	1,145,000	1,194,343

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Water Transportation—0.17%
Carnival Corp.
11.500%, 04/01/2023(b)	$195,000	$222,584
10.500%, 02/01/2026(b)	145,000	168,743
Royal Caribbean Cruises Ltd.
10.875%, 06/01/2023(b)(f)	190,000	215,593
11.500%, 06/01/2025(b)	75,000	87,844

		694,764

Wood Product Manufacturing—0.10%
Masonite International Corp.
5.375%, 02/01/2028(b)	375,000	396,259

Total Foreign Corporate Bonds (Cost $23,943,567)		24,955,876

Foreign Government Agency Issues—0.49%
Development Bank of Japan, Inc.
1.000%, 08/27/2030(b)	260,000	245,226
European Investment Bank
0.625%, 10/21/2027	165,000	159,660
International Bank for Reconstruction & Development
0.750%, 11/24/2027	655,000	633,838
0.750%, 08/26/2030	425,000	394,405
Japan Bank for International Cooperation
0.625%, 07/15/2025	585,000	577,055

Total Foreign Government Agency Issues (Cost $2,083,961)		2,010,184

Foreign Government Notes/Bonds—5.90%
Abu Dhabi Government International Bond
4.125%, 10/11/2047(b)	600,000	686,247
Brazilian Government International Bond
3.875%, 06/12/2030(f)	1,185,000	1,181,149
5.625%, 02/21/2047	800,000	842,444
Colombia Government International Bond
4.000%, 02/26/2024	590,000	628,689
3.875%, 04/25/2027	150,000	162,311
Croatia Government International Bond
6.000%, 01/26/2024(b)	545,000	626,782
Dominican Republic International Bond
5.875%, 04/18/2024(b)	440,000	475,200
6.875%, 01/29/2026(b)	330,000	385,688
Guatemala Government Bond
4.375%, 06/05/2027(b)	595,000	644,718
Hungary Government International Bond
7.625%, 03/29/2041	560,000	930,959
Indonesia Government International Bond
4.350%, 01/08/2027(b)	550,000	623,536
Kazakhstan Government International Bond
5.125%, 07/21/2025(b)	550,000	643,643
Mexico Government International Bond
4.150%, 03/28/2027(f)	200,000	223,877
3.250%, 04/16/2030(f)	2,305,000	2,353,359
4.350%, 01/15/2047(f)	740,000	735,038
Morocco Government International Bond
4.250%, 12/11/2022(b)	200,000	210,736
5.500%, 12/11/2042(b)	150,000	173,199

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Namibia International Bonds
5.250%, 10/29/2025(b)	$550,000	$584,680
Nigeria Government International Bond
7.875%, 02/16/2032(b)	535,000	577,653
Oman Government International Bond
5.375%, 03/08/2027(b)	845,000	876,586
Panama Government International Bond
3.750%, 03/16/2025	800,000	869,924
Paraguay Government International Bond
4.700%, 03/27/2027(b)	715,000	802,588
Peruvian Government International Bond
2.392%, 01/23/2026	370,000	385,355
8.750%, 11/21/2033	380,000	598,386
Philippine Government International Bond
3.950%, 01/20/2040	640,000	698,003
Qatar Government International Bond
4.625%, 06/02/2046(b)	575,000	690,851
Republic of Azerbaijan International Bond
4.750%, 03/18/2024(b)	720,000	784,797
Republic of South Africa Government International Bond
4.875%, 04/14/2026	200,000	211,686
4.850%, 09/27/2027	1,218,000	1,270,526
4.300%, 10/12/2028	150,000	148,935
5.000%, 10/12/2046	150,000	130,417
Romanian Government International Bond
6.125%, 01/22/2044(b)	565,000	735,875
Saudi Government International Bond
4.500%, 10/26/2046(b)	555,000	623,992
Sri Lanka Government International Bond
6.750%, 04/18/2028(b)	575,000	331,528
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026(b)	800,000	864,000
Turkey Government International Bond
6.000%, 01/14/2041	250,000	230,075
Ukraine Government International Bond
7.253%, 03/15/2033(b)	490,000	499,969
Uruguay Government International Bond
4.375%, 01/23/2031(f)	505,000	584,070
5.100%, 06/18/2050	205,000	253,801

Total Foreign Government Notes/Bonds (Cost $23,970,408)		24,281,272

Non-Agency Mortgage Backed Securities—3.82%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059(b)(d)	400,168	404,758
BANK 2021-BNK31
2021-BNK31, 1.739%, 02/15/2054	454,000	457,039
Benchmark 2021-B23 Mortgage Trust
2021-B23, 1.766%, 02/15/2054	612,000	616,238
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046(d)	455,000	477,608
2013-GC17, 5.095%, 11/10/2046(d)	145,000	155,667
2014-GC25, 0.988%, 10/10/2047(d)(e)	1,455,714	43,331
2015-GC27, 1.337%, 02/10/2048(d)(e)	1,060,135	45,878
2018-C6, 4.412%, 11/10/2051	445,000	518,757

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	$385,000	$389,981
2014-UBS2, 3.472%, 03/10/2047	467,326	486,726
2014-CR16, 0.976%, 04/10/2047(d)(e)	1,294,366	33,300
2014-LC15, 1.086%, 04/10/2047(d)(e)	1,474,765	38,852
2014-CR17, 0.967%, 05/10/2047(d)(e)	1,097,164	26,973
2014-UBS3, 1.071%, 06/10/2047(d)(e)	894,471	26,228
2014-UBS6, 0.886%, 12/10/2047(d)(e)	1,645,749	43,337
2014-CCRE21, 3.987%, 12/10/2047	281,514	307,362
2015-LC21, 3.708%, 07/10/2048	100,000	110,318
2015-CCRE25, 3.759%, 08/10/2048	340,000	377,339
2017-COR2, 2.111%, 09/10/2050	118,773	119,936
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/15/2049	275,000	302,922
2015-C2, 0.750%, 06/15/2057(d)(e)	1,542,088	39,684
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	420,455
2012-GCJ9, 3.747%, 11/10/2045(b)	345,000	357,929
2014-GC18, 1.004%, 01/10/2047(d)(e)	3,830,959	91,923
2014-GC26, 0.960%, 11/10/2047(d)(e)	2,127,775	62,729
2015-GC34, 3.278%, 10/10/2048	122,867	129,810
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	354,395
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	315,404	321,759
2017-C34, 2.109%, 11/15/2052	81,370	81,610
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(d)	200,000	221,196
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059(b)(d)	425,437	437,701
OBX Trust
2019-EXP3, 1.018% (1 Month LIBOR USD + 0.900%), 10/25/2059(b)(c)	207,553	208,612
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045(b)(d)	63,042	62,993
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049(b)(d)	371,941	379,762
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	1,025,000	1,132,362
2017-C4 A1, 2.129%, 10/15/2050	53,667	53,825
2017-C4 A4, 3.563%, 10/15/2050	460,500	506,342
2017-C4 AS, 3.836%, 10/15/2050(d)	200,000	222,769
2018-C14, 3.379%, 12/15/2051	562,510	577,976
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	151,221	154,083
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059(b)	258,305	264,183
2019-INV1, 3.402%, 12/25/2059(b)(d)	242,918	246,373
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	316,551
2015-C29, 3.637%, 06/15/2048	130,000	143,703
2016-LC24, 2.942%, 10/15/2049	280,000	302,018
2016-NXS6, 2.918%, 11/15/2049	300,000	322,492
2017-C39, 3.418%, 09/15/2050	260,000	287,451
2017-C40, 2.110%, 10/15/2050	79,618	80,139

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
2018-C46, 4.152%, 08/15/2051	$160,000	$184,616
2018-C48, 4.302%, 01/15/2052	625,000	724,614
2016-LC25, 3.640%, 12/15/2059	315,000	350,331
Wells Fargo Commercial Mortgage Trust
2019-C50, 3.466%, 05/15/2052	300,000	325,505
2019-C51, 3.311%, 06/15/2052	865,000	947,052
WFRBS Commercial Mortgage Trust
2014-LC14, 1.262%, 03/15/2047(d)(e)	754,849	23,328
2014-C22 XA, 0.804%, 09/15/2057(d)(e)	3,281,227	73,480
2014-C22 AS, 4.069%, 09/15/2057(d)	290,000	317,139

Total Non-Agency Mortgage Backed Securities (Cost $16,004,070)		15,709,440

Agency Mortgage Backed Securities—31.48%
Fannie Mae Connecticut Avenue Securities
2017-C03, 3.118% (1 Month LIBOR USD + 3.000%), 10/25/2029(c)	271,030	276,807
2017-C04, 2.968% (1 Month LIBOR USD + 2.850%), 11/25/2029(c)	312,356	318,912
2017-C05, 2.318% (1 Month LIBOR USD + 2.200%), 01/25/2030(c)	1,072,130	1,084,383
2017-C06, 2.918% (1 Month LIBOR USD + 2.800%), 02/25/2030(c)	1,450,405	1,475,523
2017-C07 1M2, 2.518% (1 Month LIBOR USD + 2.400%), 05/25/2030(c)	734,905	740,787
2017-C07 2M2, 2.618% (1 Month LIBOR USD + 2.500%), 05/25/2030(c)	626,099	632,654
2018-C01, 2.368% (1 Month LIBOR USD + 2.250%), 07/25/2030(c)	1,768,186	1,783,428
2018-C02, 2.318% (1 Month LIBOR USD + 2.200%), 08/25/2030(c)	1,506,469	1,517,209
2018-C03, 2.268% (1 Month LIBOR USD + 2.150%), 10/25/2030(c)	1,102,691	1,109,909
2018-C04, 2.668% (1 Month LIBOR USD + 2.550%), 12/25/2030(c)	1,968,807	1,994,103
Fannie Mae Interest Strip
4.000%, 08/25/2043(e)	919,203	141,229
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	5,144	5,593
AB3000, 4.500%, 05/01/2031	12,320	13,577
AD9173, 4.000%, 08/01/2040	203,320	223,907
AB1389, 4.500%, 08/01/2040	44,945	50,213
MA0510, 4.500%, 09/01/2040	514	579
AE8714, 3.500%, 11/01/2040	16,549	17,870
890310, 4.500%, 12/01/2040	10,235	11,421
AH3952, 4.000%, 01/01/2041	124,126	136,658
AL0791, 4.000%, 02/01/2041	42,107	46,645
AE0954, 4.500%, 02/01/2041	35,821	40,186
AS7001, 3.000%, 04/01/2041	1,007,909	1,064,969
AL0245, 4.000%, 04/01/2041	9,095	10,075
AL0065, 4.500%, 04/01/2041	16,985	19,123
AH7395, 4.500%, 06/01/2041	5,230	5,760
AB3194, 4.500%, 06/01/2041	13,173	14,690
FM0040, 3.000%, 10/01/2041	168,334	178,544
AL1547, 4.500%, 11/01/2041	7,903	8,907
AJ9278, 3.500%, 12/01/2041	8,676	9,410
AJ6346, 3.500%, 12/01/2041	26,843	29,197
AX5302, 4.000%, 01/01/2042	19,067	21,023
AK2415, 4.000%, 02/01/2042	33,679	37,144
AK6744, 4.000%, 03/01/2042	54,859	60,786
AK6743, 4.000%, 03/01/2042	46,218	50,974
AO1214, 3.500%, 04/01/2042	99,281	107,675
AK9393, 3.500%, 04/01/2042	17,515	19,001
AK6568, 3.500%, 04/01/2042	39,357	42,694
AL4029, 4.500%, 04/01/2042	48,637	54,561

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
AL7306, 4.500%, 09/01/2042	$26,401	$29,628
AP8743, 3.500%, 10/01/2042	261,391	283,562
AP7363, 4.000%, 10/01/2042	196,456	217,678
AL3714, 3.500%, 01/01/2043	24,815	26,913
AQ9330, 3.500%, 01/01/2043	36,055	39,104
AL2897, 3.500%, 01/01/2043	36,116	39,401
AB7965, 3.500%, 02/01/2043	20,539	22,338
AB9046, 3.500%, 04/01/2043	60,071	65,558
AT1001, 3.500%, 04/01/2043	22,477	24,627
AT2021, 3.500%, 04/01/2043	20,676	22,551
AB9260, 3.500%, 05/01/2043	64,030	69,772
AU0949, 3.500%, 08/01/2043	47,309	52,420
AS0212, 3.500%, 08/01/2043	50,437	54,959
AU3751, 4.000%, 08/01/2043	104,975	116,323
AS0531, 4.000%, 09/01/2043	52,336	57,994
AU6857, 4.000%, 09/01/2043	48,248	53,534
AU4658, 4.500%, 09/01/2043	14,151	15,920
MA1600, 3.500%, 10/01/2043	25,226	27,339
AS1042, 4.000%, 11/01/2043	43,475	47,877
AL4450, 4.500%, 12/01/2043	22,162	24,989
AS1333, 4.500%, 12/01/2043	21,059	23,621
AS1559, 4.000%, 01/01/2044	26,877	29,692
AS2516, 4.500%, 05/01/2044	19,386	21,533
MA1926, 4.500%, 06/01/2044	22,224	24,959
AS2751, 4.500%, 06/01/2044	28,571	31,869
BM1761, 4.000%, 08/01/2044	187,904	208,093
AL6223, 4.500%, 08/01/2044	22,685	25,508
AX0118, 4.000%, 09/01/2044	153,853	169,466
AX2491, 4.000%, 10/01/2044	17,165	18,838
AS3467, 4.000%, 10/01/2044	23,289	25,556
AL6432, 4.000%, 01/01/2045	38,313	42,173
AL6520, 4.000%, 02/01/2045	154,902	170,697
AL9578, 4.000%, 06/01/2045	138,964	153,245
AZ0862, 3.500%, 07/01/2045	84,986	91,547
AZ0814, 3.500%, 07/01/2045	48,100	51,964
BM1953, 3.500%, 08/01/2045	95,251	103,230
AZ4775, 3.500%, 10/01/2045	23,041	24,816
AZ4788, 4.000%, 10/01/2045	496,919	542,707
CA2929, 3.500%, 12/01/2045	187,636	202,067
AS6311, 3.500%, 12/01/2045	32,139	34,504
AS6405, 4.000%, 12/01/2045	392,248	428,354
AS6464, 3.500%, 01/01/2046	37,736	40,948
BC4114, 3.500%, 02/01/2046	188,679	203,100
AL8219, 4.000%, 02/01/2046	504,806	553,883
BC0305, 4.000%, 03/01/2046	95,729	104,179
AS6795, 4.000%, 03/01/2046	112,107	121,620
AL8387, 4.000%, 03/01/2046	946,537	1,036,280
FM1370, 3.000%, 04/01/2046	61,755	65,066
BC0793, 3.500%, 04/01/2046	224,565	241,656
BC0835, 4.000%, 04/01/2046	200,303	219,722
AS7248, 4.000%, 05/01/2046	103,781	112,973
AS7200, 4.500%, 05/01/2046	11,510	12,653
AS7388, 3.500%, 06/01/2046	1,065,965	1,148,105
AL8735, 4.000%, 06/01/2046	214,304	235,779

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
AS7401, 4.000%, 06/01/2046	$80,628	$87,696
AL9282, 4.000%, 06/01/2046	145,228	158,010
AS7580, 3.000%, 07/01/2046	198,777	209,999
AS7492, 4.000%, 07/01/2046	56,991	61,951
AS7801, 3.500%, 08/01/2046	211,992	226,729
MA2737, 3.000%, 09/01/2046	1,095,787	1,157,293
AS8056, 3.000%, 10/01/2046	104,684	110,529
MA2771, 3.000%, 10/01/2046	164,643	174,012
BM3932, 3.500%, 10/01/2046	161,308	173,073
AS8269, 3.000%, 11/01/2046	134,054	141,166
AS8699, 4.000%, 01/01/2047	47,814	51,734
BE2975, 4.000%, 01/01/2047	177,266	192,558
AS8661, 4.000%, 01/01/2047	132,001	142,828
AS8659, 4.000%, 01/01/2047	69,798	75,532
MA2872, 4.500%, 01/01/2047	124,964	138,227
AS8700, 4.500%, 01/01/2047	49,143	54,099
BE5475, 3.500%, 02/01/2047	99,642	106,444
AL9879, 3.500%, 02/01/2047	2,017,436	2,216,621
AL9916, 4.000%, 02/01/2047	212,657	232,530
AS8966, 4.000%, 03/01/2047	52,488	56,774
FM4894, 4.000%, 03/01/2047	860,374	940,591
AS8982, 4.500%, 03/01/2047	19,510	21,399
CA5843, 3.000%, 04/01/2047	269,669	283,048
FM1000, 3.000%, 04/01/2047	372,941	393,057
MA2959, 3.500%, 04/01/2047	160,088	171,508
BM5347, 3.500%, 05/01/2047	176,228	188,330
AS9536, 3.500%, 05/01/2047	92,684	98,770
BM5784, 3.500%, 05/01/2047	200,610	214,529
BM5348, 3.500%, 05/01/2047	90,481	96,491
BE3619, 4.000%, 05/01/2047	204,103	220,952
MA3008, 4.500%, 05/01/2047	37,337	40,804
AS9829, 3.500%, 06/01/2047	82,440	87,822
AS9664, 4.000%, 06/01/2047	60,362	65,291
AS9831, 4.000%, 06/01/2047	124,491	134,631
BE3702, 4.000%, 06/01/2047	106,245	114,897
BM5179, 3.000%, 07/01/2047	115,870	122,360
BE3767, 3.500%, 07/01/2047	98,137	104,563
CA0062, 4.000%, 07/01/2047	118,336	127,806
CA0182, 4.000%, 08/01/2047	35,590	38,650
CA0237, 4.000%, 08/01/2047	195,219	210,805
BH2623, 4.000%, 08/01/2047	95,886	103,748
MA3088, 4.000%, 08/01/2047	133,809	144,868
MA3121, 4.000%, 09/01/2047	1,143,406	1,234,719
FM4019, 3.500%, 10/01/2047	879,018	940,868
MA3149, 4.000%, 10/01/2047	91,581	98,850
CA0559, 4.500%, 10/01/2047	126,755	138,825
FM1467, 3.000%, 12/01/2047	117,210	124,282
BH7058, 3.500%, 12/01/2047	243,567	258,738
MA3210, 3.500%, 12/01/2047	233,808	248,921
BM2005, 4.000%, 12/01/2047	124,331	134,153
CA4140, 3.000%, 02/01/2048	134,304	140,964
FM2897, 3.000%, 02/01/2048	372,128	392,009
CA1535, 3.500%, 02/01/2048	50,625	53,880
BJ8783, 3.500%, 02/01/2048	123,361	131,645

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
CA1218, 4.500%, 02/01/2048	$89,413	$97,726
BJ0650, 3.500%, 03/01/2048	100,915	107,162
BM3590, 3.500%, 03/01/2048	172,886	185,348
BJ0648, 3.500%, 03/01/2048	98,391	104,671
BM3900, 4.000%, 04/01/2048	169,206	182,510
CA1710, 4.500%, 05/01/2048	141,049	153,684
FM2385, 3.000%, 09/01/2048	249,050	261,396
FM1572, 3.000%, 09/01/2048	355,624	375,206
BM4991, 4.000%, 09/01/2048	30,296	32,516
FM3142, 4.000%, 10/01/2048	888,112	954,647
BM5024, 3.000%, 11/01/2048	109,877	114,958
FM2915, 3.000%, 11/01/2048	808,695	856,621
FM5108, 3.500%, 11/01/2048	1,186,993	1,270,748
FM1239, 3.500%, 11/01/2048	158,973	168,426
BK7943, 4.000%, 11/01/2048	53,478	57,422
CA2922, 3.000%, 12/01/2048	355,322	372,184
FM2239, 3.000%, 12/01/2048	200,029	210,648
CA3084, 4.000%, 02/01/2049	60,730	65,215
FM4895, 4.000%, 06/01/2049	920,063	989,120
CA3870, 4.000%, 07/01/2049	563,484	605,061
BO2201, 3.000%, 09/01/2049	320,236	335,226
MA3834, 3.000%, 11/01/2049	508,204	531,492
BO8947, 3.000%, 01/01/2050	201,119	211,023
BO6164, 3.000%, 01/01/2050	141,971	148,735
BP1424, 3.000%, 03/01/2050	263,536	276,907
FM4334, 3.000%, 04/01/2050	363,524	384,181
CA5519, 3.000%, 04/01/2050	172,717	181,092
BP6817, 2.500%, 05/01/2050	339,542	351,228
CA5668, 3.000%, 05/01/2050	639,930	671,215
CA5670, 3.000%, 05/01/2050	296,648	311,004
CA6291, 3.000%, 07/01/2050	202,954	213,337
BP6481, 4.500%, 07/01/2050	47,609	51,938
BQ0239, 2.500%, 08/01/2050	291,259	301,283
BK2829, 2.500%, 08/01/2050	232,746	240,800
BQ0188, 3.000%, 08/01/2050	228,960	239,820
MA4120, 2.500%, 09/01/2050	258,479	267,375
BK3044, 2.500%, 09/01/2050	473,016	489,383
BP6716, 2.500%, 09/01/2050	459,958	475,788
BQ5749, 2.500%, 10/01/2050	322,748	334,164
MA4170, 4.500%, 10/01/2050	1,545,154	1,684,642
BR1109, 2.500%, 11/01/2050	996,214	1,030,685
FM4640, 2.500%, 11/01/2050	477,970	494,875
FM5316, 2.000%, 12/01/2050	224,112	226,458
MA4208, 2.000%, 12/01/2050	3,015,713	3,048,782
MA4237, 2.000%, 01/01/2051	248,445	250,187
BR1269, 2.500%, 01/01/2051	998,236	1,032,937
MA4256, 2.500%, 02/01/2051	996,851	1,031,518
MA4282, 2.500%, 03/01/2051	600,000	620,872
Fannie Mae REMICS
2012-70, 5.882% (1 Month LIBOR USD + 6.000%), 07/25/2042(c)(e)	798,026	167,644
2012-68, 5.932% (1 Month LIBOR USD + 6.050%), 07/25/2042(c)(e)	735,265	160,593
2012-149, 4.000%, 01/25/2043(e)	614,179	96,408
2013-6, 5.982% (1 Month LIBOR USD + 6.100%), 02/25/2043(c)(e)	609,805	133,204
2014-90, 6.032% (1 Month LIBOR USD + 6.150%), 01/25/2045(c)(e)	738,483	161,160

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
2015-32, 6.082% (1 Month LIBOR USD + 6.200%), 05/25/2045(c)(e)	$1,666,222	$330,011
2016-03, 4.000%, 02/25/2046(e)	784,904	121,070
2020-52, 4.500%, 08/25/2050(e)	1,834,288	353,038
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	231	242
G1-4953, 3.500%, 01/01/2029	28,177	30,378
A8-6315, 4.500%, 05/01/2039	22,111	24,840
A8-6521, 4.500%, 05/01/2039	37,477	42,249
A9-3617, 4.500%, 08/01/2040	4,918	5,545
C0-3531, 4.000%, 10/01/2040	15,278	16,778
A9-6592, 4.000%, 02/01/2041	78,091	86,130
Q0-0285, 4.500%, 04/01/2041	6,283	7,058
Q0-0876, 4.500%, 05/01/2041	42,052	46,988
Q0-2173, 4.500%, 07/01/2041	33,750	38,042
Q0-3705, 4.000%, 10/01/2041	17,907	19,262
Q0-4674, 4.000%, 12/01/2041	96,178	105,585
C0-3795, 3.500%, 04/01/2042	198,485	215,998
Q0-7726, 4.000%, 04/01/2042	195,212	215,333
Q0-9004, 3.500%, 06/01/2042	18,968	20,583
C0-9004, 3.500%, 07/01/2042	20,200	21,920
Q0-9896, 3.500%, 08/01/2042	25,985	28,197
Q1-1348, 3.500%, 09/01/2042	49,762	54,292
Q1-8305, 3.500%, 05/01/2043	19,877	21,564
Q1-9475, 3.500%, 06/01/2043	38,049	41,264
G6-0030, 3.500%, 07/01/2043	107,792	117,667
Q2-0780, 3.500%, 08/01/2043	37,065	40,623
Q2-0857, 3.500%, 08/01/2043	24,124	26,596
G0-7459, 3.500%, 08/01/2043	22,446	24,420
G0-8541, 3.500%, 08/01/2043	41,015	44,480
G6-0174, 4.000%, 10/01/2043	53,783	59,269
V8-0509, 4.000%, 10/01/2043	23,602	25,998
G0-8558, 4.000%, 11/01/2043	29,321	32,197
Q2-6367, 4.000%, 05/01/2044	7,115	7,847
Q2-5885, 4.500%, 05/01/2044	35,164	38,387
Q2-6513, 4.500%, 06/01/2044	17,798	19,397
Q2-9916, 4.000%, 11/01/2044	33,504	36,775
Q4-5219, 3.500%, 01/01/2045	135,304	145,455
G0-7961, 3.500%, 03/01/2045	32,147	34,876
G0-8633, 4.000%, 03/01/2045	61,701	67,922
G0-8636, 3.500%, 04/01/2045	42,404	45,680
G0-8637, 4.000%, 04/01/2045	36,163	39,784
Q3-3869, 4.000%, 06/01/2045	19,143	21,019
G0-8659, 3.500%, 08/01/2045	115,160	124,006
Q3-5225, 3.500%, 08/01/2045	21,497	23,084
G0-8660, 4.000%, 08/01/2045	135,308	148,380
V8-1873, 4.000%, 08/01/2045	32,164	35,181
V8-1992, 4.000%, 10/01/2045	425,590	464,692
G0-8672, 4.000%, 10/01/2045	23,711	25,889
G0-8676, 3.500%, 11/01/2045	51,281	55,248
G6-0480, 4.500%, 11/01/2045	20,507	22,941
G0-8681, 3.500%, 12/01/2045	37,295	40,148
G0-8682, 4.000%, 12/01/2045	45,269	49,411
Q3-8473, 4.000%, 01/01/2046	50,336	55,141
Q3-8470, 4.000%, 01/01/2046	25,025	27,331

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
G0-8694, 4.000%, 02/01/2046	$27,126	$29,581
Q3-9434, 3.500%, 03/01/2046	8,029	8,650
Q3-9644, 3.500%, 03/01/2046	182,594	195,946
G0-8693, 3.500%, 03/01/2046	8,615	9,272
Q3-9438, 4.000%, 03/01/2046	146,798	160,492
G0-8699, 4.000%, 03/01/2046	74,142	80,970
G0-8702, 3.500%, 04/01/2046	90,544	97,368
Q4-0718, 3.500%, 05/01/2046	249,839	268,295
G0-8706, 3.500%, 05/01/2046	41,628	45,027
Q4-0375, 3.500%, 05/01/2046	52,542	56,349
G0-8708, 4.500%, 05/01/2046	58,394	64,632
Q4-1208, 3.500%, 06/01/2046	123,656	133,019
Q4-5458, 4.000%, 08/01/2046	124,484	136,180
G0-8721, 3.000%, 09/01/2046	79,413	83,871
G0-8735, 4.500%, 10/01/2046	82,774	91,658
G0-8741, 3.000%, 01/01/2047	1,379,212	1,463,246
G0-8743, 4.000%, 01/01/2047	67,029	72,785
Q4-6279, 3.500%, 02/01/2047	111,310	118,720
Q4-6283, 4.000%, 02/01/2047	99,664	107,854
G0-8752, 4.000%, 03/01/2047	36,262	39,528
Q4-6539, 4.500%, 03/01/2047	13,768	14,995
G0-8757, 3.500%, 04/01/2047	16,805	17,908
G0-8759, 4.500%, 04/01/2047	30,094	33,094
V8-3204, 4.500%, 05/01/2047	65,718	71,756
G0-8767, 4.000%, 06/01/2047	175,660	189,916
Q4-9100, 4.000%, 07/01/2047	185,226	199,965
Q4-9394, 4.500%, 07/01/2047	141,724	155,563
Q5-0109, 3.500%, 08/01/2047	21,389	22,778
Q5-0035, 3.500%, 08/01/2047	127,486	135,837
Q4-9888, 3.500%, 08/01/2047	85,866	91,455
G6-1228, 4.000%, 08/01/2047	231,839	250,868
G0-8775, 4.000%, 08/01/2047	248,669	268,596
G0-8779, 3.500%, 09/01/2047	371,740	395,812
G0-8785, 4.000%, 10/01/2047	191,333	206,350
Q5-2319, 3.500%, 11/01/2047	267,255	284,003
G6-1631, 3.500%, 11/01/2047	279,350	299,286
G0-8789, 4.000%, 11/01/2047	81,116	87,648
G6-1467, 4.000%, 11/01/2047	301,013	324,426
G6-1281, 3.500%, 01/01/2048	142,727	153,340
G0-8800, 3.500%, 02/01/2048	227,530	242,335
G0-8801, 4.000%, 02/01/2048	123,836	133,303
Q5-4463, 4.000%, 02/01/2048	113,511	123,224
G6-7710, 3.500%, 03/01/2048	250,453	269,517
G0-8805, 4.000%, 03/01/2048	143,999	155,461
QB-2634, 2.500%, 08/01/2050	280,214	289,875
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.391%, 08/25/2029(d)(e)	1,985,000	210,101
Freddie Mac Pool
ZS-9972, 3.000%, 03/01/2042	1,226,163	1,301,822
ZM-0630, 4.000%, 01/01/2046	863,737	941,244
SD-0035, 3.000%, 04/01/2047	852,939	903,764
ZS-4759, 0.000%, 03/01/2048	296,040	314,339
ZN-4495, 4.000%, 12/01/2048	179,663	192,797
ZN-2103, 4.500%, 12/01/2048	99,139	107,578

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
ZA-7141, 3.000%, 06/01/2049	$150,316	$157,325
SD-8016, 3.000%, 10/01/2049	169,875	177,590
QA-6750, 3.000%, 02/01/2050	326,689	344,091
QA-7325, 3.000%, 02/01/2050	299,263	315,054
QA-8311, 3.000%, 03/01/2050	181,997	190,409
QB-0098, 2.500%, 06/01/2050	265,851	275,000
RA-2480, 2.500%, 07/01/2050	266,562	275,736
QB-1457, 2.500%, 07/01/2050	361,195	373,626
RA-2970, 2.500%, 07/01/2050	280,772	291,200
SD-8074, 3.000%, 07/01/2050	166,941	175,072
QB-2682, 2.500%, 08/01/2050	192,467	199,091
RA-3280, 2.500%, 08/01/2050	265,116	274,240
SD-8091, 2.500%, 09/01/2050	234,492	242,564
SD-8098, 2.000%, 10/01/2050	3,005,408	3,026,473
QB-4785, 2.500%, 10/01/2050	258,952	267,864
QB-6037, 2.500%, 11/01/2050	196,517	203,280
SD-8122, 2.500%, 01/01/2051	594,376	614,833
SD-8129, 2.500%, 02/01/2051	797,493	825,001
Freddie Mac REMICS
4073, 5.888% (1 Month LIBOR USD + 6.000%), 07/15/2042(c)(e)	688,508	119,925
4122, 4.000%, 10/15/2042(e)	726,256	115,435
4121, 6.088% (1 Month LIBOR USD + 6.200%), 10/15/2042(c)(e)	773,732	164,877
4159, 6.038% (1 Month LIBOR USD + 6.150%), 01/15/2043(c)(e)	401,562	88,553
4459, 4.000%, 08/15/2043(e)	673,806	97,652
4583, 5.888% (1 Month LIBOR USD + 6.000%), 05/15/2046(c)(e)	762,522	138,881
4616, 5.888% (1 Month LIBOR USD + 6.000%), 09/15/2046(c)(e)	1,795,866	346,835
4623, 5.888% (1 Month LIBOR USD + 6.000%), 10/15/2046(c)(e)	689,306	165,788
4648, 5.888% (1 Month LIBOR USD + 6.000%), 01/15/2047(c)(e)	701,620	154,252
4905, 5.982% (1 Month LIBOR USD + 6.100%), 08/25/2049(c)(e)	613,133	114,734
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 3.568% (1 Month LIBOR USD + 3.450%), 10/25/2029(c)	930,000	965,635
2017-HQA2, 2.768% (1 Month LIBOR USD + 2.650%), 12/26/2029(c)	461,180	468,172
2017-DNA3, 2.618% (1 Month LIBOR USD + 2.500%), 03/25/2030(c)	285,000	291,554
2017-HQA3, 2.468% (1 Month LIBOR USD + 2.350%), 04/25/2030(c)	939,569	955,359
2018-DNA1, 1.918% (1 Month LIBOR USD + 1.800%), 07/25/2030(c)	490,483	491,174
2018-HQA1, 2.418% (1 Month LIBOR USD + 2.300%), 09/25/2030(c)	761,517	766,762
2019-CS03, 0.148%, 10/25/2032	938,477	930,583
2020-HQA5, 1.145% (SOFR30A + 1.100%), 11/25/2050(b)(c)	914,602	917,111
Ginnie Mae
#TBA, 2.500%, 03/20/2050	9,235,000	9,558,946
#TBA, 2.000%, 04/20/2050	4,325,000	4,378,725
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	38,572	41,984
MA0783M, 3.500%, 02/20/2043	53,332	58,181
MA0934M, 3.500%, 04/20/2043	38,148	41,527
MA1376M, 4.000%, 10/20/2043	52,825	57,810
MA2893M, 4.000%, 06/20/2045	26,276	28,897
MA3035M, 4.000%, 08/20/2045	14,250	15,667
MA3245M, 4.000%, 11/20/2045	62,103	68,369
MA3663M, 3.500%, 05/20/2046	83,819	90,270
MA3803M, 3.500%, 07/20/2046	33,432	35,759
MA4510M, 3.500%, 06/20/2047	142,911	152,352
MA4511M, 4.000%, 06/20/2047	64,087	69,573
MA4586M, 3.500%, 07/20/2047	197,730	210,947

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Principal Amount	Value
MA4652M, 3.500%, 08/20/2047	$133,816	$142,855
MA4900M, 3.500%, 12/20/2047	103,511	110,442
MA5530M, 5.000%, 10/20/2048	720,559	789,149
MA6542M, 3.500%, 03/20/2050	745,074	788,322
MA6600M, 3.500%, 04/20/2050	46,683	49,426
MA6601M, 4.000%, 04/20/2050	359,965	384,946
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043(e)	870,766	166,856
2015-162, 6.639% (1 Month LIBOR USD + 6.750%), 11/20/2045(c)(e)	1,480,588	343,188
2018-036, 6.043% (1 Month LIBOR USD + 6.150%), 02/01/2047(c)(e)	737,332	151,738
2018-007, 6.089% (1 Month LIBOR USD + 6.200%), 01/20/2048(c)(e)	585,733	113,168
Uniform Mortgage Backed Securities
#TBA, 3.000%, 03/15/2043	1,125,000	1,176,460
#TBA, 2.500%, 03/15/2047	10,460,000	10,807,305
#TBA, 2.000%, 05/25/2050	10,655,000	10,719,097

Total Agency Mortgage Backed Securities (Cost $128,796,991)		129,553,120

Municipal Bonds—0.36%
California State University
2.965%, 11/01/2039	360,000	370,703
3.065%, 11/01/2042	315,000	324,223
University of California
1.614%, 05/15/2030	800,000	781,392

Total Municipal Bonds (Cost $1,475,000)		1,476,318

U.S. Government Agency Issues—0.53%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	225,000	221,121
Federal National Mortgage Association
0.500%, 11/07/2025	255,000	251,953
0.750%, 10/08/2027	745,000	725,458
0.875%, 08/05/2030	575,000	539,773
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	453,551

Total U.S. Government Agency Issues (Cost $2,185,544)		2,191,856

U.S. Government Notes/Bonds—13.45%
United States Treasury Inflation Indexed Bonds
0.500%, 01/15/2028	7,027,547	7,857,402
0.125%, 01/15/2030	10,108,814	10,987,284
2.125%, 02/15/2040	819,482	1,182,838
United States Treasury Notes/Bonds
2.250%, 04/15/2022	9,900,000	10,138,214
0.125%, 08/31/2022	16,001,000	15,999,750
0.625%, 08/15/2030(f)	581,000	539,603
1.125%, 02/15/2031	7,425,000	7,197,610
1.250%, 05/15/2050	1,798,000	1,427,865

Total U.S. Government Notes/Bonds (Cost $55,656,251)		55,330,566

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Exchange-Traded Funds—8.80%
iShares Core U.S. Aggregate Bond ETF	180,000	$20,761,200
Vanguard Total Bond Market ETF	180,000	15,469,200

Total Exchange-Traded Funds (Cost $36,931,728)		36,230,400

Investments Purchased With Collateral From Securities Lending—14.49%
Money Market Fund—14.49%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130%(g)	59,641,444	59,641,444

Total Investments Purchased With Collateral From Securities Lending (Cost $59,641,444)		59,641,444

Short-Term Investments—4.28%
First American Government Obligations Fund, Class X, 0.030%(g)	17,629,620	17,629,620

Total Short-Term Investments (Cost $17,629,620)		17,629,620

Total Investments (Cost $507,167,629)—124.81%		513,604,757
Liabilities in Excess of Other Assets—(24.81)%		(102,099,365)

Total Net Assets—100.00%		$411,505,392

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2021.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at February 28, 2021. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2021. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of February 28, 2021. Total value of securities out on loan is $58,565,094.
(g)	The rate shown represents the seven day yield at February 28, 2021.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations

#	TBA Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
Common Stocks—96.62%
Accommodation—0.10%
Airbnb, Inc.—Class A(a)(c)	1,005	$207,381
GreenTree Hospitality Group Ltd.—ADR(a)	5,884	76,610
MGM Resorts International	14,716	556,117
Penn National Gaming, Inc.(a)(c)	1,924	222,761

		1,062,869

Administration of Human Resource Programs—0.03%
Hailiang Education Group, Inc.—ADR(a)	4,294	256,781

Administrative and Support Services—1.75%
111, Inc.—ADR(a)	2,037	39,803
51job, Inc.—ADR(a)	531	34,834
ABM Industries, Inc.	4,076	176,002
Accenture PLC—Class A(b)	20,072	5,036,065
AdaptHealth Corp.(a)	4,341	133,573
Alarm.com Holdings, Inc.(a)	4,569	401,524
AMN Healthcare Services, Inc.(a)	1,309	95,387
ASGN, Inc.(a)	2,691	250,182
Baker Hughes Co.	67,122	1,643,147
Bilibili, Inc.—ADR(a)(c)	2,400	302,328
Booking Holdings, Inc.(a)(c)	66	153,682
Brambles Ltd.—ADR	4,851	74,463
Bro—ADRidge Financial Solutions, Inc.	13,333	1,899,819
China Overseas Land & Investment Ltd.—ADR	15,467	194,884
Conduent, Inc.(a)	17,264	92,880
Criteo SA—ADR(a)	24,066	827,630
Deutsche Post AG—ADR	18,181	901,123
Fortum OYJ—ADR	99,799	499,494
G4S PLC—ADR(a)	11,051	186,596
HeadHunter Group PLC—ADR	1,081	37,608
HMS Holdings Corp.(a)	2,682	98,657
Kforce, Inc.	8,370	429,799
ManpowerGroup, Inc.	4,227	399,198
ManTech International Corp.—Class A	4,434	346,561
Orange SA—ADR	27,044	312,899
PayPal Holdings, Inc.(a)	3,846	999,383
QIWI PLC—ADR(c)	8,344	89,197
Secom Co. Ltd.—ADR	54,697	1,193,379
Teladoc Health, Inc.(a)(c)	820	181,294
Teleperformance—ADR(c)	2,242	394,032
TriNet Group, Inc.(a)	1,722	138,225
TTEC Holdings, Inc.	4,901	412,370

		17,976,018

Air Transportation—0.02%
Atlas Air Worldwide Holdings, Inc.(a)	2,486	137,053
United Airlines Holdings, Inc.(a)	2,140	112,735

		249,788

Ambulatory Health Care Services—0.84%
Acadia Healthcare Co., Inc.(a)	6,810	376,185
Amedisys, Inc.(a)	2,144	543,805
DaVita, Inc.(a)	20,116	2,054,447
Guardant Health, Inc.(a)	2,222	327,034

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
HealthStream, Inc.(a)	3,009	$70,110
Laboratory Corp. of America Holdings(a)	2,948	707,255
LHC Group, Inc.(a)	2,795	507,879
Medpace Holdings, Inc.(a)	3,530	573,378
Novocure Ltd.(a)(b)	3,872	577,315
Premier, Inc.—Class A	3,966	134,130
Quest Diagnostics, Inc.	12,243	1,415,169
Select Medical Holdings Corp.(a)	10,911	345,333
Sonic Healthcare Ltd.—ADR	29,791	732,560
Surgery Partners, Inc.(a)	3,880	153,144
Viatris, Inc.(a)	9,421	139,902

		8,657,646

Amusement, Gambling, and Recreation Industries—0.01%
WW International, Inc.(a)(c)	4,582	135,123

Apparel Manufacturing—0.25%
ANTA Sports Products Ltd.—ADR(c)	672	261,220
Deckers Outdoor Corp.(a)	1,883	614,065
G-III Apparel Group Ltd.(a)(c)	3,311	95,324
Lululemon Athletica, Inc.(a)(c)	1,592	496,195
Wesfarmers Ltd.—ADR(c)	57,002	1,085,317

		2,552,121

Beverage and Tobacco Product Manufacturing—0.62%
Boston Beer Co., Inc.—Class A(a)(c)	82	84,354
Cia Cervecerias Unidas SA—ADR	8,418	145,631
Coca-Cola Amatil Ltd.—ADR	20,035	205,960
Embotelladora Andina SA—Class A—ADR	5,906	79,731
Embotelladora Andina SA—Class B—ADR	7,738	123,963
Japan Tobacco, Inc.—ADR	147,332	1,331,881
Kirin Holdings Co. Ltd.(c)—ADR	69,843	1,384,987
Monster Beverage Corp.(a)	5,747	504,242
Philip Morris International, Inc.	16,669	1,400,530
Swedish Match AB—ADR	28,638	1,031,970
Tsingtao Brewery Co. Ltd.—ADR(c)	1,950	80,252

		6,373,501

Broadcasting (except Internet)—1.49%
AMC Networks, Inc.—Class A(a)(c)	2,894	189,817
Comcast Corp.—Class A	96,501	5,087,534
Discovery, Inc.—Class A(a)(c)	27,238	1,444,431
Discovery, Inc.—Class C(a)(c)	81,051	3,647,295
DISH Network Corp.—Class A(a)	36,785	1,159,095
EW Scripps Co.—Class A	5,847	110,041
MSG Networks, Inc.—Class A(a)(c)	15,474	262,439
Nexstar Media Group, Inc.—Class A	4,180	574,960
ProSiebenSat.1 Media SE—ADR	71,524	361,911
Roku, Inc.(a)	807	319,152
ViacomCBS, Inc.—Class A	4,604	295,853
ViacomCBS, Inc.—Class B(c)	22,767	1,468,243
WideOpenWest, Inc.(a)	22,628	317,923

		15,238,694

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Building Material and Garden Equipment and Supplies Dealers—0.52%
Home Depot, Inc.	13,864	$3,581,626
Lowe’s Companies, Inc.	10,995	1,756,451

		5,338,077

Chemical Manufacturing—7.47%
Abbott Laboratories	11,047	1,323,210
AbbVie, Inc.	28,067	3,023,939
Acceleron Pharma, Inc.(a)	1,474	200,700
Air Liquide SA—ADR	36,135	1,085,495
Air Products and Chemicals, Inc.	3,881	992,061
Alexion Pharmaceuticals, Inc.(a)	5,914	903,363
Alterity Therapeutics Ltd.—ADR(a)(c)	103,982	166,371
Amgen, Inc.	5,602	1,260,002
Arkema SA—ADR	6,394	703,340
Asahi Kasei Corp.—ADR	23,598	516,395
Astellas Pharma, Inc.—ADR	46,745	741,609
AstraZeneca PLC—ADR	65,847	3,185,678
Avient Corp.	4,800	207,456
Biondvax Pharmaceuticals Ltd.—ADR(a)(c)	6,371	25,357
Bio-Techne Corp.	1,298	469,474
Blueprint Medicines Corp.(a)	3,123	306,741
Catalent, Inc.(a)	5,047	573,894
Chugai Pharmaceutical Co. Ltd.—ADR	61,514	1,379,759
Church & Dwight Co., Inc.	1,413	111,274
Clorox Co.(c)	4,855	878,998
CMC Materials, Inc.	796	135,718
Corcept Therapeutics, Inc.(a)(c)	10,392	261,359
CSL Ltd.—ADR	16,940	1,738,722
D&L Industries, Inc.—ADR	14,473	52,682
Daiichi Sankyo Co. Ltd.—ADR	63,092	1,803,800
Dr Reddy’s Laboratories Ltd.—ADR	4,742	284,378
DuPont de Nemours, Inc.	11,111	781,326
Eastman Chemical Co.	17,054	1,863,319
Eisai Co. Ltd.—ADR(c)	7,102	492,985
Eli Lilly and Co.	6,220	1,274,416
Emergent BioSolutions, Inc.(a)	3,904	374,784
Evotec SE—ADR(a)	488	37,798
Fresenius Medical Care AG & Co. KGaA—ADR	11,305	390,023
FutureFuel Corp.	21,126	310,130
GlaxoSmithKline PLC—ADR	22,850	767,989
GW Pharmaceuticals PLC—ADR(a)	863	184,898
Hengan International Group Co. Ltd.—ADR	4,531	156,365
Horizon Therapeutics PLC(a)(b)	8,788	798,917
Incitec Pivot Ltd.—ADR	128,143	262,744
Innoviva, Inc.(a)(c)	17,143	195,944
Ironwood Pharmaceuticals, Inc.(a)	17,220	158,941
Johnson & Johnson	41,902	6,639,790
Kao Corp.—ADR	103,520	1,390,274
Karuna Therapeutics, Inc.(a)	406	50,734
Kazia Therapeutics Ltd.—ADR(a)	29,062	290,329
Kose Corp.—ADR	20,739	672,773
Kronos Worldwide, Inc.(c)	8,582	124,010
Kuraray Co. Ltd.—ADR	3,904	132,248
Merck & Co., Inc.	31,030	2,253,399

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Merck KGaA—ADR(c)	24,652	$802,916
Meridian Bioscience, Inc.(a)(c)	5,981	126,079
Mesoblast Ltd.—ADR(a)(c)	13,831	132,778
Moderna, Inc.(a)(c)	3,543	548,492
Neurocrine Biosciences, Inc.(a)	2,461	269,504
Novartis AG—ADR	36,688	3,151,866
Novavax, Inc.(a)(c)	1,014	234,467
Novo Nordisk A/S—ADR	49,213	3,506,425
Novozymes A/S—ADR	3,252	200,453
Oasmia Pharmaceutical AB—ADR(a)	64,460	75,418
Ono Pharmaceutical Co. Ltd.—ADR	118,548	1,059,819
OPKO Health, Inc.(a)(c)	40,158	180,711
Otsuka Holdings Co. Ltd.—ADR	42,805	858,668
Pacira BioSciences, Inc.(a)	1,941	142,664
Pfizer, Inc.	75,928	2,542,829
Prestige Consumer Healthcare, Inc.(a)	6,616	275,953
Procter & Gamble Co.	21,163	2,614,265
Quidel Corp.(a)	1,823	299,446
Redhill Biopharma Ltd.—ADR(a)(c)	5,433	51,614
Regeneron Pharmaceuticals, Inc.(a)	4,326	1,949,166
Repligen Corp.(a)	4,554	967,224
Sanofi—ADR	45,360	2,081,570
Santen Pharmaceutical Co. Ltd.—ADR	21,526	293,830
Sasol Ltd.—ADR	3,516	44,161
Schrodinger Inc/United States(a)	2,508	257,020
Shin-Etsu Chemical Co. Ltd.—ADR(c)	76,185	3,135,013
Shionogi & Co Ltd.—ADR(c)	43,796	564,092
Starpharma Holdings Ltd.—ADR(a)	8,656	143,343
Sumitomo Chemical Co. Ltd.—ADR(c)	5,298	130,967
Supernus Pharmaceuticals, Inc.(a)	9,425	253,250
Sysmex Corp.—ADR	18,358	959,206
Takeda Pharmaceutical Co. Ltd.—ADR	48,965	818,205
Teijin Ltd.—ADR(c)	28,406	500,514
Teva Pharmaceutical Industries Ltd.—ADR(a)	18,115	194,917
Toray Industries, Inc.—ADR	27,752	366,604
Tronox Holdings PLC—Class A(b)	11,647	213,606
United Therapeutics Corp.(a)	6,090	1,018,126
Verona Pharma PLC—ADR(a)	3,740	34,146
Vertex Pharmaceuticals, Inc.(a)	1,152	244,858
West Pharmaceutical Services, Inc.	3,773	1,058,892
Westlake Chemical Corp.	365	31,240
XTL Biopharmaceuticals Ltd.—ADR(a)	3,218	9,976
Yara International ASA—ADR	37,263	899,902
Zoetis, Inc.	8,762	1,360,213

		76,540,319

Clothing and Clothing Accessories Stores—0.99%
ASOS PLC—ADR(a)(c)	4,063	316,833
Buckle, Inc.(c)	7,991	307,174
Carter’s, Inc.(c)	925	77,210
Charter Communications, Inc.—Class A(a)(c)	2,824	1,732,298
Fast Retailing Co. Ltd.—ADR	24,078	2,404,068
Hennes & Mauritz AB—ADR	72,352	340,054
Kering SA—ADR(c)	14,306	905,427
L Brands, Inc.	6,057	331,076

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE—ADR	20,253	$2,572,333
Mr Price Group Ltd.—ADR(c)	23,092	266,482
Pandora A/S—ADR	36,117	880,532

		10,133,487

Computer and Electronic Product Manufacturing—14.28%
Advanced Micro Devices, Inc.(a)	18,378	1,553,125
Advantest Corp.—ADR	12,484	1,040,666
Alphabet, Inc.—Class A(a)	3,075	6,217,374
Alphabet, Inc.—Class C(a)	2,611	5,318,241
Amkor Technology, Inc.	11,039	263,722
Amphenol Corp.—Class A	8,895	1,117,924
Apple, Inc.	160,577	19,471,568
Arista Networks, Inc.(a)	1,465	409,966
ASE Technology Holding Co Ltd.—ADR	20,384	154,307
Avanos Medical, Inc.(a)	6,109	280,892
Bio-Rad Laboratories, Inc.—Class A(a)	1,697	991,896
Broadcom, Inc.	4,142	1,946,202
Bruker Corp.	2,174	132,571
ChipMOS Technologies, Inc.—ADR	6,010	162,871
Ciena Corp.(a)	7,269	379,224
Cirrus Logic, Inc.(a)	5,166	422,475
Cisco Systems, Inc.	77,419	3,473,790
Danaher Corp.	9,000	1,977,030
Dell Technologies, Inc.—Class C(a)	21,418	1,736,357
Diodes, Inc.(a)	6,474	508,338
Dolby Laboratories, Inc.—Class A	4,586	447,731
Eaton Corp. PLC(b)	17,579	2,288,610
Enphase Energy, Inc.(a)(c)	1,934	340,500
ESCO Technologies, Inc.	2,402	253,819
FormFactor, Inc.(a)	14,316	649,517
Fortinet, Inc.(a)(c)	42	7,092
Hitachi Ltd.—ADR	18,102	1,683,486
Hologic, Inc.(a)	28,270	2,037,984
Hoya Corp.—ADR(c)	15,811	1,805,300
HP, Inc.	101,241	2,932,952
Infineon Technologies AG—ADR	17,612	768,764
Intel Corp.	83,876	5,097,983
Iridium Communications, Inc.(a)	2,529	96,886
Jabil, Inc.	7,571	326,840
JinkoSolar Holding Co. Ltd.—ADR(a)	4,473	229,644
Juniper Networks, Inc.(c)	42,968	1,000,295
Keysight Technologies, Inc.(a)	12,014	1,700,221
Kyocera Corp.—ADR	12,412	809,636
Lam Research Corp.	6,487	3,679,362
Lattice Semiconductor Corp.(a)	6,376	306,813
Logitech International SA(b)	9,043	977,006
Lumentum Holdings, Inc.(a)(c)	5,084	457,560
Maxim Integrated Products, Inc.	5,322	495,851
Methode Electronics, Inc.	10,139	394,711
Micron Technology, Inc.(a)	33,042	3,024,334
MKS Instruments, Inc.(c)	2,392	394,441
Monolithic Power Systems, Inc.	1,211	453,544
Motorola Solutions, Inc.	7,425	1,302,939
Nano Dimension Ltd.—ADR(a)	15,138	148,958

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
NetApp, Inc.	17,833	$1,116,346
NETGEAR, Inc.(a)	8,761	350,440
Nice Ltd.—ADR(a)	2,581	592,443
Nitto Denko Corp.—ADR	36,279	1,562,174
Nokia Oyj—ADR	155,800	610,736
NVIDIA Corp.	5,652	3,100,574
Omnicell, Inc.(a)	1,803	228,801
Omron Corp.—ADR	15,530	1,269,267
ON Semiconductor Corp.(a)	13,688	551,216
OSI Systems, Inc.(a)(c)	3,074	290,862
Panasonic Corp.—ADR	122,940	1,612,358
PerkinElmer, Inc.	3,975	501,208
Plexus Corp.(a)(c)	3,646	306,191
Power Integrations, Inc.	4,752	419,934
Qorvo, Inc.(a)	19,389	3,387,840
QUALCOMM, Inc.	30,672	4,177,219
Rohm Co. Ltd.—ADR	16,289	805,084
Sanmina Corp.(a)(c)	5,440	193,773
Seagate Technology PLC(b)	27,601	2,021,221
Seiko Epson Corp.—ADR	101,234	839,331
Sequans Communications SA—ADR(a)(c)	14,689	95,772
Sharp Corp.—ADR	80,529	382,915
Skyworks Solutions, Inc.	15,131	2,690,594
SoftBank Group Corp.—ADR	81,599	3,825,361
Sony Corp.—ADR	44,481	4,706,535
Square, Inc.—Class A(a)	4,040	929,321
STMicroelectronics NV(b)	12,685	492,939
Sumitomo Electric Industries Ltd.—ADR	33,761	491,729
Super Micro Computer, Inc.(a)	8,369	273,080
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	57,737	7,271,398
TDK Corp.—ADR	6,207	903,553
Teradyne, Inc.	27,416	3,525,972
Texas Instruments, Inc.	5,480	944,040
Thermo Fisher Scientific, Inc.	8,006	3,603,341
Trane Technologies PLC(b)	13,608	2,085,290
Trimble, Inc.(a)	40,513	3,003,634
Trinity Biotech PLC—ADR(a)	110,901	594,429
TTM Technologies, Inc.(a)(c)	11,452	161,702
United Microelectronics Corp.—ADR	66,587	652,553
Vishay Intertechnology, Inc.(c)	15,240	363,779
Western Digital Corp.	15,389	1,054,608
Xilinx, Inc.	1,894	246,788
Zebra Technologies Corp.—Class A(a)(c)	4,587	2,290,885
Zepp Health Corp.—ADR(a)(c)	8,540	141,166

		146,339,720

Construction of Buildings—1.53%
ACS Actividades de Construccion y Servicios SA—ADR	13,366	80,599
Avantor, Inc.(a)(c)	10,086	281,097
Barratt Developments PLC—ADR	14,108	265,301
Daito Trust Construction Co. Ltd.—ADR	17,123	484,238
Daiwa House Industry Co. Ltd.—ADR	23,443	669,298
DR Horton, Inc.	28,252	2,171,731
frontdoor, Inc.(a)	3,898	204,138
KB Home	4,904	198,024

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Lennar Corp.—Class A	28,194	$2,339,257
Lennar Corp.—Class B	24,753	1,637,658
LGI Homes, Inc.(a)	1,874	204,735
LIXIL Group Corp.—ADR	16,758	926,717
MDC Holdings, Inc.	7,771	439,605
Meritage Homes Corp.(a)	4,737	399,376
Persimmon PLC—ADR	5,455	399,306
PulteGroup, Inc.	41,841	1,887,448
Sekisui House Ltd.—ADR(c)	52,425	998,696
Sun Hung Kai Properties Ltd.—ADR(c)	78,218	1,262,439
Taylor Morrison Home Corp.(a)	8,522	234,440
Toll Brothers, Inc.	1,994	106,519
TRI Pointe Group, Inc.(a)	18,637	354,103
Tutor Perini Corp.(a)	11,374	167,198

		15,711,923

Couriers and Messengers—0.27%
Air Transport Services Group, Inc.(a)	7,650	203,031
FedEx Corp.	8,641	2,199,135
United Parcel Service, Inc.—Class B	2,227	351,487

		2,753,653

Credit Intermediation and Related Activities—4.17%
Absa Group Ltd.—ADR	1,926	30,421
Ally Financial, Inc.	1,020	42,330
Australia & New Zealand Banking Group Ltd.—ADR	5,147	104,896
Banco BBVA Argentina SA—ADR(a)(c)	42,161	114,256
Banco de Chile—ADR	27,104	594,662
Banco Macro SA—ADR(a)	8,680	117,701
Banco Santander Chile—ADR	25,677	580,043
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand—ADR	6,405	30,360
Bank Mandiri Persero Tbk PT—ADR	71,946	606,505
Bank of East Asia Ltd.—ADR	218,827	510,961
Bank of New York Mellon Corp.	36,090	1,521,554
Bank Rakyat Indonesia Persero Tbk PT—ADR	48,633	797,581
Barclays PLC—ADR	69,238	611,372
BNP Paribas SA—ADR	73,320	2,187,869
BOC Hong Kong Holdings Ltd.—ADR	15,540	1,034,840
China Construction Bank Corp.—ADR	34,113	547,855
China Merchants Bank Co. Ltd.—ADR	14,885	576,496
Commerzbank AG—ADR(a)	26,605	173,864
Commonwealth Bank of Australia—ADR(c)	31,597	1,998,194
Danske Bank A/S—ADR(a)(c)	57,469	540,783
DBS Group Holdings Ltd.—ADR	12,081	960,319
Deutsche Bank AG(b)	59,708	732,617
DNB ASA—ADR	69,111	1,345,591
Encore Capital Group, Inc.(a)(c)	6,037	201,757
Fifth Third Bancorp	10,589	367,332
FinVolution Group—ADR	61,306	344,540
First Financial Bankshares, Inc.(c)	3,760	167,922
Flagstar Bancorp, Inc.	4,501	195,298
Grupo Aval Acciones y Valores SA—ADR	62,628	393,304
Grupo Financiero Banorte SAB de CV—ADR(a)	6,881	172,644
Grupo Financiero Galicia SA—ADR	16,512	123,014

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Grupo Supervielle SA—ADR	22,129	$41,824
Hachijuni Bank Ltd.—ADR	19,051	631,255
Hang Seng Bank Ltd.—ADR	41,030	791,879
HDFC Bank Ltd.—ADR(a)	15,822	1,252,153
Hilltop Holdings, Inc.	15,391	508,519
ICICI Bank Ltd.—ADR	73,620	1,222,828
Intesa Sanpaolo SpA—ADR	51,495	797,658
Itau CorpBanca Chile SA—ADR	9,048	47,954
KB Financial Group, Inc.—ADR	14,151	542,266
Malayan Banking Bhd—ADR	50,060	198,633
Mechel PJSC—ADR(a)	682	1,248
Mizuho Financial Group, Inc.—ADR	451,436	1,340,765
National Australia Bank Ltd.—ADR	20,356	193,993
Nelnet, Inc.—Class A	928	67,373
New York Community Bancorp, Inc.	36,487	445,506
OneMain Holdings, Inc.	9,321	437,248
ORIX Corp.—ADR	17,593	1,501,914
Oversea-Chinese Banking Corp. Ltd.—ADR(c)	15,316	252,714
PennyMac Financial Services, Inc.	7,250	429,273
People’s United Financial, Inc.	4,143	74,325
PNC Financial Services Group, Inc.	10,711	1,803,304
Popular, Inc.(b)	3,864	258,192
Sberbank of Russia PJSC—ADR	64,563	940,037
SLM Corp.	36,321	573,509
Smith & Wesson Brands, Inc.(c)	14,177	243,986
State Street Corp.	23,710	1,725,377
Sumitomo Mitsui Trust Holdings, Inc.—ADR	141,765	477,748
Svenska Handelsbanken AB—ADR	315,882	1,658,381
Swedbank AB—ADR	83,934	1,473,881
UBS Group AG(b)	197,133	3,059,504
Valley National Bancorp	45,751	560,450
Western Union Co.	38,310	889,557
Westpac Banking Corp.—ADR	149	2,754
Woori Financial Group, Inc.—ADR(c)	16,327	411,114
World Acceptance Corp.(a)(c)	1,386	175,398
Xiaobai Maimai, Inc.—ADR(a)	64	111

		42,759,512

Data Processing, Hosting and Related Services—0.11%
21Vianet Group, Inc.—ADR(a)	251	9,146
CSG Systems International, Inc.(a)	6,009	277,315
FactSet Research Systems, Inc.(c)	581	176,572
Fang Holdings Ltd.—ADR(a)	141	1,858
Inovalon Holdings, Inc.—Class A(a)(c)	4,674	114,793
Mercury Fintech Holding, Inc.—ADR(a)(c)	19,600	144,256
Sciplay Corp.—Class A(a)	17,537	318,298
Sify Technologies Ltd.—ADR	13,626	42,922
Sohu.com Ltd.—ADR(a)	702	12,819

		1,097,979

Educational Services—0.08%
American Public Education, Inc.(a)	6,221	183,146
ATA Creativity Global—ADR(a)(c)	21,057	106,338
Bright Scholar Education Holdings Ltd.—ADR	7,820	50,908
China Distance Education Holdings Ltd.—ADR	15,385	148,773

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
China Online Education Group—ADR(a)	857	$21,982
Cogna Educacao—ADR(a)	13,872	9,849
New Oriental Education & Technology Group, Inc.—ADR(a)	871	154,707
TAL Education Group—ADR(a)	1,374	106,540

		782,243

Electrical Equipment, Appliance, and Component Manufacturing—2.05%
ABB Ltd.	33,814	973,167
Alstom SA—ADR	51,283	253,851
BYD Co. Ltd.—ADR	7,231	372,830
Generac Holdings, Inc.(a)(c)	3,368	1,109,958
GrafTech International Ltd.	15,355	181,650
Helen of Troy Ltd.(a)(b)	1,636	354,685
Hubbell, Inc.(c)	5,349	949,501
Husqvarna AB—ADR(c)	37,805	936,430
Koninklijke Philips NV(b)	24,792	1,348,685
Mitsubishi Electric Corp.—ADR	46,331	1,374,641
Murata Manufacturing Co. Ltd.—ADR(c)	118,030	2,549,447
Nidec Corp.—ADR	78,269	2,512,435
Plug Power, Inc.(a)(c)	7,500	362,850
Regal Beloit Corp.	2,512	343,315
Resideo Technologies, Inc.(a)(c)	11,478	275,702
Schneider Electric SE—ADR	73,805	2,183,152
Siemens AG—ADR	25,337	1,963,618
Synaptics, Inc.(a)(c)	2,878	385,738
Viomi Technology Co. Ltd.—ADR(a)(c)	21,206	220,118
Whirlpool Corp.(c)	7,461	1,418,187
Yaskawa Electric Corp.—ADR(c)	9,087	925,420

		20,995,380

Electronics and Appliance Stores—0.21%
Best Buy Co., Inc.(c)	18,746	1,881,162
Sega Sammy Holdings, Inc.—ADR(c)	72,278	310,795

		2,191,957

Fabricated Metal Product Manufacturing—0.79%
ACCO Brands Corp.	5,800	46,980
Alfa Laval AB—ADR	33,548	1,045,356
Assa Abloy AB—ADR	40,046	502,177
Atkore International Group, Inc.(a)(c)	9,237	624,883
Axon Enterprise, Inc.(a)	6	993
Crown Holdings, Inc.	14,809	1,415,148
Emerson Electric Co.	9,350	803,165
Kimberly-Clark de Mexico SAB de CV—ADR	6,630	52,874
Parker Hannifin Corp.	7,620	2,186,635
POSCO—ADR	7,689	469,798
Silgan Holdings, Inc.	14,211	533,765
Simpson Manufacturing Co, Inc.	1,463	142,584
Vista Outdoor, Inc.(a)	8,362	264,323

		8,088,681

Food and Beverage Stores—0.90%
Carrefour SA—ADR	354,071	1,221,545
J Sainsbury PLC—ADR	51,675	654,206
Koninklijke Ahold Delhaize NV—ADR	84,379	2,227,184

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Kroger Co.	66,823	$2,152,368
Ocado Group PLC—ADR(a)(c)	5,522	348,217
Shoprite Holdings Ltd.—ADR	30,339	266,680
Sprouts Farmers Market, Inc.(a)	8,199	173,081
Tesco PLC—ADR(a)(e)	74,791	152,289
Tesco PLC—ADR	59,046	553,847
Wal-Mart de Mexico SAB de CV—ADR	8,062	229,364
Weis Markets, Inc.(c)	12,111	647,333
Wm Morrison Supermarkets PLC—ADR(c)	46,605	564,387

		9,190,501

Food Manufacturing—1.96%
Ajinomoto Co., Inc.—ADR(c)	73,302	1,466,810
Archer-Daniels-Midland Co.	16,124	912,296
B&G Foods, Inc.(c)	3,281	99,513
Beyond Meat, Inc.(a)(c)	392	57,028
Bunge Ltd.(b)	4,603	352,498
Campbell Soup Co.(c)	25,757	1,171,428
Conagra Foods, Inc.	44,164	1,498,485
CP Pokphand Co. Ltd.—ADR	25,579	76,737
General Mills, Inc.	30,299	1,666,747
Givaudan SA—ADR	2,099	159,839
JM Smucker Co.(c)	12,240	1,370,880
Kellogg Co.(c)	2,400	138,504
Kerry Group PLC—ADR	337	41,680
Kraft Heinz Co.(c)	27,982	1,017,985
Marfrig Global Foods SA—ADR(a)	39,431	104,492
Medifast, Inc.	914	231,233
Mondelez International, Inc.—Class A	27,264	1,449,354
Nestle SA—ADR	39,065	4,094,792
Premier Foods PLC—ADR(a)	154,680	976,031
Tate & Lyle PLC—ADR	11,064	457,441
Tiger Brands Ltd.—ADR	5,552	75,502
Tyson Foods, Inc.—Class A	28,081	1,900,241
Wilmar International Ltd.—ADR	19,637	783,124

		20,102,640

Food Services and Drinking Places—0.09%
Casey’s General Stores, Inc.(c)	1,084	218,925
Chipotle Mexican Grill, Inc.(a)	264	380,688
Domino’s Pizza, Inc.(c)	800	277,208
Texas Roadhouse, Inc.	12	1,091

		877,912

Funds, Trusts, and Other Financial Vehicles—0.62%
Garmin Ltd.(b)	14,266	1,769,269
Franklin Resources, Inc.(c)	13,290	347,799
Lonza Group AG—ADR(c)	24,760	1,569,784
NN Group NV—ADR	85,837	1,975,968
RenaissanceRe Holdings Ltd.(b)	1,056	176,331
Straumann Holding AG—ADR	739	44,987
Up Fintech Holding Ltd.—ADR(a)	11,925	284,411
Woolworths Holdings Ltd.(b)	62,372	190,546

		6,359,095

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Furniture and Home Furnishings Stores—0.08%
RH(a)(c)	652	$319,721
Williams-Sonoma, Inc.	3,884	509,930

		829,651

Furniture and Related Product Manufacturing—0.26%
Fortune Brands Home & Security, Inc.	22,493	1,870,068
HNI Corp.	5,272	187,630
Sleep Number Corp.(a)(c)	2,144	294,006
Tempur Sealy International, Inc.	8,536	285,188

		2,636,892

General Merchandise Stores—1.68%
Big Lots, Inc.(c)	4,593	291,839
BJ’s Wholesale Club Holdings, Inc.(a)(c)	5,771	231,879
Colruyt SA—ADR	64,139	949,899
Costco Wholesale Corp.	7,166	2,371,946
Dollar General Corp.	8,716	1,647,237
Dollar Tree, Inc.(a)	15,678	1,539,580
Pan Pacific International Holdings Corp.—ADR	42,376	999,438
PriceSmart, Inc.	2,098	202,352
Target Corp.	18,278	3,352,916
Walmart, Inc.	43,168	5,608,387

		17,195,473

Health and Personal Care Stores—0.30%
Aspen Pharmacare Holdings Ltd.—ADR(a)	21,742	203,396
Covetrus, Inc.(a)	5,933	220,470
CVS Health Corp.	37,261	2,538,592
Forward Pharma A/S—ADR(a)	1,274	8,918
Rite Aid Corp.(a)	3,663	71,722

		3,043,098

Heavy and Civil Engineering Construction—0.27%
Alliance Global Group, Inc.—ADR	11,402	125,194
IRSA Inversiones y Representaciones SA—ADR(a)	5,315	22,057
JGC Holdings Corp.—ADR	23,094	603,215
KBR, Inc.	738	22,878
MasTec, Inc.(a)	6,540	567,345
New World Development Co. Ltd.—ADR	61,826	157,656
Primoris Services Corp.	6,629	221,873
Prysmian SpA—ADR	10,246	165,678
Skanska AB—ADR(c)	34,897	839,272

		2,725,168

Hospitals—0.31%
Encompass Health Corp.	4,826	388,203
HCA Healthcare, Inc.	7,478	1,286,440
Tenet Healthcare Corp.(a)	5,428	276,937
Universal Health Services, Inc.—Class B	9,449	1,184,243

		3,135,823

Insurance Carriers and Related Activities—6.73%
Admiral Group PLC—ADR(c)	19,440	843,307
Ageas SA/NV—ADR	20,151	1,130,975
AIA Group Ltd.—ADR	50,491	2,544,241

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Allianz SE—ADR	140,557	$3,390,235
Allstate Corp.	27,544	2,936,190
American Equity Invesment Life Holding Co.(c)	6,034	166,719
Anthem, Inc.	6,796	2,060,479
Arch Capital Group Ltd.(a)(b)	5,390	193,070
Arthur J. Gallagher & Co.	2,726	326,575
Assurant, Inc.	2,350	289,567
Athene Holding Ltd.—Class A(a)(b)	5,824	265,516
Aviva PLC—ADR	42,544	428,844
Berkshire Hathaway, Inc.—Class A(a)	11	4,010,380
Berkshire Hathaway, Inc.—Class B(a)	36,403	8,755,285
Centene Corp.(a)	14,359	840,576
Cigna Corp.	9,575	2,009,793
CNO Financial Group, Inc.(c)	25,123	604,459
Direct Line Insurance Group PLC—ADR(c)	53,369	961,443
eHealth, Inc.(a)	449	26,680
Employers Holdings, Inc.	4,428	147,408
Equitable Holdings, Inc.(c)	54,227	1,603,492
Everest Re Group Ltd.(b)	4,454	1,077,022
Fanhua, Inc.—ADR	871	11,445
First American Financial Corp.	7,683	403,665
Gjensidige Forsikring ASA—ADR	48,990	1,215,442
Globe Life, Inc.	5,190	484,746
Hartford Financial Services Group, Inc.	39,924	2,023,748
Horace Mann Educators Corp.	4,136	159,401
Humana, Inc.	5,478	2,079,723
Kemper Corp.	4,494	339,836
Lincoln National Corp.	21,383	1,216,051
Mercury General Corp.	5,693	332,471
MetLife, Inc.	57,919	3,336,134
MGIC Investment Corp.	10,438	127,135
Molina Healthcare, Inc.(a)	2,377	515,239
MS&AD Insurance Group Holdings, Inc.—ADR	86,260	1,226,617
Muenchener Rueckversicherungs-Gesellschaft AG—ADR	10,534	309,805
National Western Life Group, Inc.—Class A	1,224	255,608
Ping An Insurance Group Co. of China Ltd.—ADR(c)	32,060	797,332
Primerica, Inc.	3,665	517,608
Principal Financial Group, Inc.	3,180	179,924
Progressive Corp.	15,955	1,371,332
Radian Group, Inc.	4,317	88,067
Reinsurance Group of America, Inc.	990	121,008
RSA Insurance Group PLC—ADR	70,692	672,988
Safety Insurance Group, Inc.	909	71,884
Suncorp Group Ltd.—ADR(c)	76,192	601,155
T&D Holdings, Inc.—ADR	197,508	1,332,191
Third Point Reinsurance Ltd.(a)(b)	16,788	171,405
Tokio Marine Holdings, Inc.—ADR	39,463	1,975,123
Topdanmark A/S—ADR	52,080	242,172
Travelers Companies, Inc.	20,914	3,042,987
UnitedHealth Group, Inc.	18,365	6,101,219
Unum Group	4,771	126,336
White Mountains Insurance Group Ltd.(b)	309	369,274
Willis Towers Watson PLC(b)	2,272	501,294
Zurich Insurance Group AG—ADR	49,996	2,045,336

		68,977,957

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Leather and Allied Product Manufacturing—0.05%
NIKE, Inc.—Class B	2,356	$317,541
Skechers U.S.A., Inc.—Class A(a)	4,756	174,070

		491,611

Machinery Manufacturing—4.12%
Applied Materials, Inc.	40,391	4,773,812
Arcosa, Inc.	3,611	204,852
ASML Holding NV(b)	7,630	4,326,897
Astec Industries, Inc.	1,329	90,266
Atlas Copco AB—Class A—ADR	31,217	1,791,856
Atlas Copco AB—Class B—ADR(c)	22,868	1,115,958
Brooks Automation, Inc.	6,307	524,490
Canon, Inc.—ADR	25,564	552,949
Casio Computer Co. Ltd.—ADR	3,337	648,196
Caterpillar, Inc.	6,912	1,492,162
Cummins, Inc.	12,151	3,076,633
Daikin Industries Ltd.—ADR	132,592	2,582,893
Deere & Co.	3,546	1,237,980
Evoqua Water Technologies Corp.(a)	738	18,118
Fabrinet(a)(b)	6,938	612,834
FANUC Corp.—ADR	71,377	1,791,563
FUJIFILM Holdings Corp.—ADR	22,409	1,287,061
General Electric Co.	56,221	705,011
Greenbrier Cos, Inc.	3,205	150,795
Hexagon AB—ADR	5,764	482,101
II-VI, Inc.(a)(c)	4,622	389,635
iRobot Corp.(a)(c)	2,441	302,953
Komatsu Ltd.—ADR	49,361	1,488,728
Konica Minolta, Inc.—ADR	27,635	280,219
Makita Corp.—ADR	28,172	1,210,649
Mettler-Toledo International, Inc.(a)	69	77,007
Nikon Corp.—ADR	22,295	197,534
NSK Ltd.—ADR	6,607	130,323
Olympus Corp.—ADR	41,384	880,445
Oshkosh Corp.	7,052	747,512
Rexnord Corp.	7,685	345,441
Ricoh Co Ltd.—ADR	51,114	446,992
SMC Corp.—ADR(c)	66,375	1,994,570
Snap-on, Inc.	8,886	1,804,835
Steelcase, Inc.—Class A(c)	17,655	246,111
Techtronic Industries Co. Ltd.—ADR	10,457	800,483
THK Co. Ltd.—ADR	9,358	152,161
Tokyo Electron Ltd.—ADR	27,870	2,926,350
Weichai Power Co. Ltd.—ADR	14,024	331,107

		42,219,482

Management of Companies and Enterprises—0.73%
America Movil SAB de CV—Class A—ADR	1,312	16,741
America Movil SAB de CV—Class L—ADR	6,859	87,109
Autohome, Inc.—ADR(c)	607	69,222
Cie Financiere Richemont SA—ADR	65,778	630,811
Citizens Financial Group, Inc.	750	32,580
Enstar Group Ltd.(a)(b)	1,036	220,243
Four Seasons Education Cayman, Inc.—ADR(a)	5,798	9,103

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Hawaiian Electric Industries, Inc.(c)	8,322	$290,937
Henderson Land Development Co. Ltd.—ADR(c)	4,240	18,529
Jupai Holdings Ltd.—ADR(a)	33,900	90,174
Mitsubishi UFJ Financial Group, Inc.—ADR	249,142	1,307,996
PRA Group, Inc.(a)	2,493	91,892
Puxin Ltd.—ADR(a)	3,875	27,474
Qudian, Inc.—ADR(a)	8,055	17,238
Recruit Holdings Co. Ltd.—ADR(c)	181,050	1,817,743
Seven & i Holdings Co. Ltd.—ADR	75,416	1,443,311
Shinhan Financial Group Co. Ltd.—ADR	15,498	448,977
YDUQS Participacoes SA—ADR	11,234	61,450
Z Holdings Corp.—ADR(c)	68,641	835,361

		7,516,891

Merchant Wholesalers, Durable Goods—2.37%
Arcelik AS—ADR	24,996	556,286
Arrow Electronics, Inc.(a)	6,264	628,029
ASM Pacific Technology Ltd.—ADR	2,870	119,679
BrasilAgro—Co Brasileira de Propriedades Agricolas—ADR	1,633	6,793
CECONOMY AG—ADR(a)	176,047	214,777
Cie Generale des Etablissements Michelin SCA—ADR	22,013	633,974
Coloplast A/S—ADR	61,917	949,188
Electrolux AB—Class B—ADR(c)	11,699	556,229
Elekta AB—ADR	36,520	493,385
Entegris, Inc.(c)	8,224	865,247
Fastenal Co.	4,174	193,548
Ferguson PLC—ADR(c)	144,862	1,749,933
Geely Automobile Holdings Ltd.—ADR	8,274	546,001
Henry Schein, Inc.(a)	15,329	948,099
Insight Enterprises, Inc.(a)	6,630	554,202
Jefferies Financial Group, Inc.	24,138	700,968
Johnson Controls International PLC(b)	27,289	1,522,452
KLA Corp.	10,117	3,148,713
Kone OYJ—ADR	13,312	529,552
LafargeHolcim Ltd.—ADR	91,399	1,004,475
La-Z-Boy, Inc.	8,599	366,404
LKQ Corp.(a)	44,238	1,742,535
Mitsui & Co. Ltd.—ADR(c)	3,191	1,378,895
Mohawk Industries, Inc.(a)	8,990	1,573,160
ODP Corp.	5,596	214,159
Owens & Minor, Inc.(c)	4,372	148,692
Rush Enterprises, Inc.—Class A	10,785	457,608
Rush Enterprises, Inc.—Class B	805	30,550
Schnitzer Steel Industries, Inc.—Class A	3,879	133,981
SYNNEX Corp.	4,196	374,115
Systemax, Inc.	2,311	83,427
TE Connectivity Ltd.(b)	2,396	311,552
Unicharm Corp.—ADR	166,836	1,323,008
WESCO International, Inc.(a)	1,161	93,205
WW Grainger, Inc.	375	139,766

		24,292,587

Merchant Wholesalers, Nondurable Goods—2.00%
Allakos, Inc.(a)	70	8,483
AmerisourceBergen Corp.	9,070	918,065

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Amneal Pharmaceuticals, Inc.(a)(c)	23,405	$126,153
Biofrontera AG—ADR(a)	4,562	29,835
Brenntag AG—ADR	82,866	1,284,423
Bunzl PLC—ADR	4,985	159,022
Cardinal Health, Inc.	20,186	1,039,983
Central Garden & Pet Co.—Class A(a)	5,979	248,188
Core-Mark Holding Co, Inc.	11,138	362,876
Gazprom Neft PJSC—ADR(c)	4,940	113,620
Hutchison China MediTech Ltd.—ADR(a)	5,616	161,404
Imperial Brands Plc—ADR	36,859	691,843
ITOCHU Corp.—ADR	45,768	2,754,319
KOC Holding AS—ADR	1,474	21,019
Koninklijke DSM NV—ADR	1,658	68,608
McKesson Corp.	11,680	1,979,994
Nu Skin Enterprises, Inc.—Class A(c)	3,668	187,728
Orkla ASA—ADR	155,192	1,435,527
Reckitt Benckiser Group PLC—ADR	11,893	203,549
Roche Holding AG—ADR	101,195	4,159,114
Sinopharm Group Co Ltd.—ADR	8,081	94,467
Suntory Beverage & Food Ltd.—ADR	51,604	890,169
UCB SA—ADR	12,761	644,048
Unilever PLC—ADR	37,707	1,963,027
United Natural Foods, Inc.(a)(c)	8,798	232,707
Universal Corp.	4,894	248,713
World Fuel Services Corp.	13,805	429,059

		20,455,943

Mining (except Oil and Gas)—0.93%
Anglo American Platinum Ltd.—ADR	4,891	99,043
Anglo American PLC—ADR(c)	87,978	1,718,254
BHP Group PLC—ADR	37,882	2,395,279
Cia de Minas Buenaventura SAA—ADR(a)	52	575
DRDGOLD Ltd.—ADR	24,791	224,854
Gold Fields Ltd.—ADR	7,961	65,201
Newmont Corp.	42,475	2,309,791
Polyus PJSC—ADR	1,074	103,104
Sandvik AB—ADR(c)	66,158	1,791,757
Summit Materials, Inc.—Class A(a)	384	10,641
Vedanta Ltd.—ADR	8,411	94,624
Worthington Industries, Inc.	2,980	190,392
Yanzhou Coal Mining Co. Ltd.—ADR	57,649	536,136

		9,539,651

Miscellaneous Manufacturing—1.12%
ABIOMED, Inc.(a)	1,120	363,496
Acushnet Holdings Corp.	13,547	571,954
Align Technology, Inc.(a)	214	121,362
Ansell Ltd.—ADR(c)	6,246	700,207
Argenx SE—ADR(a)	765	252,970
British American Tobacco PLC—ADR(c)	17,033	597,177
Cellect Biotechnology Ltd.—ADR(a)	6,202	21,025
Chow Tai Fook Jewellery Group Ltd.—ADR	55,354	758,903
ConvaTec Group PLC—ADR(c)	2,413	25,192
Dover Corp.	9,848	1,213,864
EnPro Industries, Inc.	2,960	237,806

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Getinge AB—ADR	28,681	$720,466
Haemonetics Corp.(a)	393	49,715
ICU Medical, Inc.(a)	541	112,258
Insulet Corp.(a)	1,535	397,719
Merit Medical Systems, Inc.(a)	2,246	125,147
Nintendo Co., Ltd.—ADR	35,969	2,773,930
STERIS PLC(b)	3,917	684,692
Terumo Corp.—ADR(c)	23,184	868,472
Top Glove Corp Bhd—ADR	28,136	143,212
Yamaha Corp.—ADR	13,028	738,427

		11,477,994

Miscellaneous Store Retailers—0.28%
Cavco Industries, Inc.(a)	58	12,233
L’Oreal SA—ADR	14,448	1,058,460
Rent-A-Center, Inc.(c)	9,049	522,670
Tractor Supply Co.	7,836	1,245,611

		2,838,974

Motion Picture and Sound Recording Industries—0.13%
Lions Gate Entertainment Corp.—Class B(a)(b)	15,924	199,687
Take-Two Interactive Software, Inc.(a)	6,398	1,180,175

		1,379,862

Motor Vehicle and Parts Dealers—0.55%
Advance Auto Parts, Inc.(c)	2,944	472,070
Asbury Automotive Group, Inc.(a)(c)	3,173	537,665
AutoNation, Inc.(a)	10,839	813,142
AutoZone, Inc.(a)	488	566,041
CarMax, Inc.(a)	6,225	743,950
Carvana Co.(a)(c)	1,204	341,334
Group 1 Automotive, Inc.(c)	3,251	495,582
Lithia Motors, Inc.—Class A	1,712	640,202
Murphy USA, Inc.	3,422	426,552
Penske Automotive Group, Inc.	5,932	403,257
Sonic Automotive, Inc.—Class A(c)	3,377	155,713

		5,595,508

Nonmetallic Mineral Product Manufacturing—0.43%
AGC, Inc.—ADR	90,260	666,119
Anhui Conch Cement Co. Ltd.—ADR	6,109	197,137
Cie de Saint-Gobain—ADR	65,664	701,291
CRH PLC—ADR	23,705	1,027,139
Loma Negra Cia Industrial Argentina SA—ADR	16,323	89,940
Owens Corning	5,188	420,332
Quanex Building Products Corp.(c)	5,483	133,401
Semen Indonesia Persero Tbk PT—ADR	8,006	113,885
TOTO Ltd.—ADR	12,947	784,200
Wienerberger AG—ADR	41,798	273,777

		4,407,221

Nonstore Retailers—1.99%
Amazon.com, Inc.(a)	3,854	11,920,153
Baozun, Inc.—ADR(a)(c)	5,606	257,484
Etsy, Inc.(a)	4,727	1,041,216

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
JD.com, Inc.—ADR(a)	20,939	$1,965,544
Jumia Technologies AG—ADR(a)(c)	5,400	239,274
Lands’ End, Inc.(a)	6,537	215,982
Meituan—ADR(a)	18,570	1,678,542
MonotaRO Co. Ltd.—ADR	14,411	829,281
Overstock.com, Inc.(a)(c)	2,085	140,049
Pinduoduo, Inc.—ADR(a)(c)	2,769	473,942
Ruhnn Holding Ltd.—ADR(a)(e)	10,916	37,442
Wayfair, Inc.—Class A(a)(c)	961	277,710
Zalando SE—ADR(a)	12,344	632,877
ZOZO, Inc.—ADR(c)	107,118	662,793

		20,372,289

Nursing and Residential Care Facilities—0.08%
Brookdale Senior Living, Inc.(a)	16,407	95,489
Ensign Group, Inc.	6,630	543,792
Healthcare Services Group, Inc.(c)	2,200	62,590
National HealthCare Corp.	2,337	162,538

		864,409

Oil and Gas Extraction—0.82%
Ecopetrol SA—ADR	19,302	236,450
EOG Resources, Inc.	8,147	525,970
Gazprom PJSC—ADR	11,289	65,025
Matador Resources Co.	7,301	152,518
Ovintiv, Inc.	13,150	303,371
Pampa Energia SA—ADR(a)	5,903	78,687
PDC Energy, Inc.(a)	10,957	382,947
Royal Dutch Shell PLC—Class A—ADR	37,229	1,527,506
Royal Dutch Shell PLC—Class B—ADR	10,930	424,958
SM Energy Co.	20,208	280,083
Surgutneftegas PJSC—ADR	61,637	265,655
Tatneft PJSC—ADR	3,644	149,805
TOTAL SE—ADR	87,069	4,040,001

		8,432,976

Other Information Services—1.30%
Alibaba Group Holding Ltd.—ADR(a)	24,407	5,803,008
Chegg, Inc.(a)(c)	1,853	178,870
Facebook, Inc.—Class A(a)	23,057	5,939,944
j2 Global, Inc.(a)(c)	5,573	620,721
Phoenix New Media Ltd.—ADR	174,950	311,411
Pinterest, Inc.—Class A(a)	5,843	470,829

		13,324,783

Paper Manufacturing—0.52%
Boise Cascade Co.	7,862	392,628
Glatfelter Corp.	8,460	135,783
Greif, Inc.—Class A	6,611	319,311
Greif, Inc.—Class B	1,502	74,349
International Paper Co.(c)	30,994	1,538,851
Kimberly-Clark Corp.	3,490	447,872
Packaging Corp. of America	9,682	1,278,217
Smurfit Kappa Group PLC—ADR(c)	8,133	385,342
Stora Enso OYJ—ADR	20,434	404,798

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
WestRock Co.	8,793	$383,287

		5,360,438

Performing Arts, Spectator Sports, and Related Industries—0.31%
Activision Blizzard, Inc.	26,427	2,526,685
Flutter Entertainment PLC—ADR	3,276	316,290
MultiChoice Group—ADR	16,609	142,297
OPAP SA—ADR	10,159	67,293
TEGNA, Inc.	6,360	115,943

		3,168,508

Personal and Laundry Services—0.08%
Kingfisher PLC—ADR	93,908	692,102
UniFirst Corp.	510	123,568

		815,670

Petroleum and Coal Products Manufacturing—0.78%
BP PLC—ADR	9,755	238,120
Carlisle Cos, Inc.	1,305	189,551
Chevron Corp.	28,299	2,829,901
Equinor ASA—ADR(c)	44,701	847,531
Exxon Mobil Corp.	10,064	547,180
Marathon Oil Corp.	44,221	490,853
Murphy Oil Corp.	7,931	129,513
Neste OYJ—ADR(c)	35,519	1,172,482
OMV AG—ADR	16,079	771,631
Valero Energy Corp.	9,943	765,412
YPF SA—ADR	2,548	11,033

		7,993,207

Pipeline Transportation—0.31%
ENN Energy Holdings Ltd.—ADR	20,684	1,272,066
Orsted A/S—ADR(c)	29,057	1,567,335
Transportadora de Gas del Sur SA—Class B—ADR(a)(c)	24,250	113,975
Williams Cos., Inc.	9,142	208,803

		3,162,179

Plastics and Rubber Products Manufacturing—0.23%
Berry Global Group, Inc.(a)(c)	7,968	441,427
Bridgestone Corp.—ADR	41,138	814,944
Continental AG—ADR	42,618	609,437
Nokian Renkaat Oyj—ADR	16,052	282,997
Tredegar Corp.	11,857	180,701

		2,329,506

Postal Service—0.07%
Royal Mail PLC—ADR(a)	58,442	736,077

Primary Metal Manufacturing—0.94%
Alcoa Corp.(a)	16,933	415,705
APERAM SA(b)(c)	8,388	355,022
ArcelorMittal SA(b)	14,038	326,664
Cia Siderurgica Nacional SA—ADR	17,766	103,931
Commercial Metals Co.	26,511	666,752
Corning, Inc.	27,348	1,045,788
Encore Wire Corp.	2,422	158,714

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Grupo Simec SAB de CV—ADR	984	$12,890
Howmet Aerospace, Inc.	14,596	410,294
Kubota Corp.—ADR	11,011	1,257,676
Nippon Steel Corp.—ADR	21,517	318,882
Norsk Hydro ASA—ADR(c)	163,810	922,250
Nucor Corp.	13,905	831,798
Ossen Innovation Co. Ltd.—ADR(a)	8,153	39,297
Reliance Steel & Aluminum Co.	4,444	587,497
Steel Dynamics, Inc.	9,740	404,989
Sumitomo Metal Mining Co. Ltd.—ADR(c)	76,645	937,368
Ternium SA—ADR	8,737	268,313
thyssenkrupp AG—ADR(a)(c)	17,292	231,886
Usinas Siderurgicas de Minas Gerais SA Usiminas—ADR	13,517	38,523
Vallourec SA—ADR(a)	32,786	316,057

		9,650,296

Printing and Related Support Activities—0.09%
Dai Nippon Printing Co. Ltd.—ADR	53,290	480,676
Toppan Printing Co. Ltd.—ADR	53,359	424,471

		905,147

Professional, Scientific, and Technical Services—3.33%
Adaptimmune Therapeutics PLC—ADR(a)	12,237	67,793
AirNet Technology, Inc.—ADR(a)	417	1,605
Arcadis NV(b)	1,164	39,471
Baidu, Inc.—ADR(a)	400	113,384
BioNTech SE—ADR(a)(c)	3,321	362,089
Booz Allen Hamilton Holding Corp.	8,478	653,993
CACI International, Inc.—Class A(a)	2,090	462,601
Carlsberg AS—ADR	50,115	1,578,948
CDW Corp.	13,999	2,196,303
CGG SA—ADR(a)	364,342	429,924
Cheetah Mobile, Inc.—ADR	967	2,679
China Finance Online Co Ltd.—ADR(a)	564	6,661
Chorus Ltd.—ADR	653	18,532
Cognizant Technology Solutions Corp.—Class A	38,730	2,845,880
Dentsu Group, Inc.—ADR	951	33,204
eBay, Inc.	27,331	1,542,015
Ebix, Inc.(c)	6,204	151,254
EPAM Systems, Inc.(a)	1,849	690,805
Evolution Gaming Group AB—ADR(c)	6,313	792,597
Exelixis, Inc.(a)	7,815	169,273
F5 Networks, Inc.(a)	2,349	446,263
FTI Consulting, Inc.(a)	3,334	381,910
Fujitsu Ltd.—ADR(c)	59,609	1,741,775
Genmab A/S—ADR(a)(c)	43,557	1,475,276
Gravity Co. Ltd.—ADR	10,048	1,175,415
Immuron Ltd.—ADR(a)	18,925	127,555
Immutep Ltd.—ADR(a)(c)	21,018	56,328
Imperial Holdings Ltd.—ADR	22,724	63,018
Infosys Ltd.—ADR	32,369	554,157
International Business Machines Corp.	6,036	717,861
Interpublic Group of Companies, Inc.	24,448	638,582
Jacobs Engineering Group, Inc.	14,284	1,643,803
Jardine Strategic Holdings Ltd.—ADR	156	2,001

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Leidos Holdings, Inc.	23,522	$2,080,521
Materialise NV—ADR(a)(c)	1,742	79,278
Maxar Technologies, Inc.(c)	4,695	224,656
MAXIMUS, Inc.	5,943	483,047
Midatech Pharma PLC—ADR(a)(c)	18,416	41,988
Mitie Group PLC—ADR	59,425	174,377
Momo, Inc.—ADR	3,292	52,145
Natera, Inc.(a)	1,337	155,212
NeoGenomics, Inc.(a)	7,440	379,217
NIC, Inc.	5,434	188,614
Palantir Technologies, Inc.—Class A(a)	264	6,310
Pintec Technology Holdings Ltd.—ADR(a)	6,075	8,505
Publicis Groupe SA—ADR	33,680	493,412
Science Applications International Corp.	2,769	238,494
ServiceNow, Inc.(a)	2,402	1,281,371
Sika AG—ADR(c)	25,096	666,298
Stamps.com, Inc.(a)	666	121,165
Sykes Enterprises, Inc.(a)	5,820	237,805
Syneos Health, Inc.(a)	6,041	467,271
Timken Co.	15,575	1,220,301
Tiziana Life Sciences PLC—ADR(a)	54,218	163,196
Trade Desk, Inc.—Class A(a)	1,164	937,474
Unisys Corp.(a)	12,480	306,384
Virtu Financial, Inc.—Class A	16,484	449,519
Vivendi SA—ADR	7,317	253,132
VTech Holdings Ltd.—ADR	25,851	208,618
Wipro Ltd.—ADR	46,751	286,584
Worley Ltd.—ADR	107,436	927,173
Wuxi Biologics Cayman, Inc.—ADR(a)	20,298	512,525
Yiren Digital Ltd.—ADR(a)(c)	18,669	90,918
Zscaler, Inc.(a)	1,145	234,759

		34,153,224

Publishing Industries (except Internet)—3.66%
Adobe, Inc.(a)	3,029	1,392,340
Akamai Technologies, Inc.(a)	15,548	1,469,286
Appfolio, Inc.—Class A(a)	1,658	271,945
Autodesk, Inc.(a)	409	112,884
Avalara, Inc.(a)	2,491	390,938
Bill.com Holdings, Inc.(a)(c)	1,263	208,408
C3.ai, Inc.—Class A(a)(c)	764	85,919
Cadence Design System, Inc.(a)	17,270	2,436,624
Citrix Systems, Inc.	3,414	456,042
Crowdstrike Holdings, Inc.—Class A(a)	890	192,240
DocuSign, Inc.(a)	2,514	569,823
Fastly, Inc.—Class A(a)(c)	2,654	195,281
GSX Techedu, Inc.—ADR(a)(c)	626	64,384
Konami Holdings Corp.—ADR(c)(e)	11,912	757,841
Microsoft Corp.	53,410	12,411,417
MiX Telematics Ltd.—ADR	683	9,487
New York Times Co.—Class A	5,084	260,148
News Corp.—Class A	56,706	1,329,756
News Corp.—Class B	29,638	679,303
NortonLifeLock, Inc.	141,508	2,760,821
Nuance Communications, Inc.(a)	15,423	687,866

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Opera Ltd.—ADR(a)(c)	3,063	$36,940
Oracle Corp.	55,998	3,612,431
SailPoint Technologies Holding, Inc.(a)	2,751	155,101
SAP SE—ADR	4,120	508,202
Snap, Inc.—Class A(a)	24,615	1,616,221
SPS Commerce, Inc.(a)	1,445	145,555
SS&C Technologies Holdings, Inc.	18,711	1,240,165
Synopsys, Inc.(a)	9,412	2,307,917
Tarena International, Inc.—ADR(a)	4,761	14,331
Trend Micro, Inc.—ADR	10,130	492,622
Veeva Systems, Inc.—Class A(a)	1,418	397,196
Vipshop Holdings Ltd.—ADR(a)	4,909	183,204

		37,452,638

Rail Transportation—0.17%
CSX Corp.	6,939	635,265
Kansas City Southern	2,396	508,767
Norfolk Southern Corp.	2,383	600,659

		1,744,691

Real Estate—0.72%
CBRE Group, Inc.—Class A(a)	39,774	3,013,675
Deutsche Wohnen SE—ADR	831	19,562
eXp World Holdings, Inc.(a)(c)	968	58,458
IRSA Propiedades Comerciales SA—ADR	3,657	40,227
Jones Lang LaSalle, Inc.	2,060	358,399
Mitsubishi Estate Co. Ltd.—ADR	54,523	953,608
Realogy Holdings Corp.(a)	14,028	211,542
RMR Group, Inc.—Class A	2,937	118,038
Walker & Dunlop, Inc.	3,804	379,107
Zillow Group, Inc.—Class A(a)(c)	5,504	934,689
Zillow Group, Inc.—Class C(a)	7,838	1,264,505

		7,351,810

Rental and Leasing Services—0.57%
Air Lease Corp.	7,228	331,476
Ashtead Group PLC—ADR	3,168	697,594
Cerence, Inc.(a)(c)	1,507	167,609
Fly Leasing Ltd.—ADR(a)	19,396	230,618
Localiza Rent a Car SA—ADR	2,127	22,312
McGrath RentCorp.	1,262	98,007
Navient Corp.	16,000	198,080
Netflix, Inc.(a)	1,960	1,056,146
Triton International Ltd.(b)	12,462	720,054
United Rentals, Inc.(a)(c)	7,643	2,272,875

		5,794,771

Repair and Maintenance—0.14%
SKF AB—ADR	43,909	1,203,107
Valvoline, Inc.	7,781	194,214

		1,397,321

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—4.35%
360 Finance, Inc.—ADR(a)	11,859	277,856
Ameriprise Financial, Inc.	15,212	3,365,503

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Artisan Partners Asset Management, Inc.—Class A	12,609	$598,928
Astra International, Tbk PT—ADR	60,702	450,105
BB Seguridade Participacoes SA—ADR	5,068	22,806
Bidvest Group Ltd.—ADR	3,268	71,994
BlackRock, Inc.	596	413,922
Brighthouse Financial, Inc.(a)	3,250	129,643
Chemed Corp.	436	194,112
CK Hutchison Holdings Ltd.—ADR	38,020	286,671
Clicks Group Ltd.—ADR	1,103	35,528
Credit Agricole SA—ADR(c)	153,564	1,073,412
Credit Suisse Group AG—ADR	130,388	1,884,107
Daiwa Securities Group, Inc.—ADR	129,711	617,554
Daqo New Energy Corp.—ADR(a)	4,345	452,966
Delek Group Ltd.—ADR(a)	112,446	494,762
Evercore, Inc.—Class A	3,363	402,787
Federated Investors, Inc.	2,512	67,121
First Pacific Co. Ltd.—ADR	228,122	369,558
Futu Holdings Ltd.—ADR(a)(c)	35,195	5,377,444
Genting Bhd—ADR	22,808	132,286
Goldman Sachs Group, Inc.	5,975	1,908,893
Hong Kong Exchanges & Clearing Ltd.—ADR	34,372	2,117,659
Houlihan Lokey, Inc.	1,905	121,082
Indivior PLC—ADR(a)	4,809	43,115
Invesco Ltd.(b)	14,362	321,996
Janus Henderson Group PLC(b)	5,331	155,825
Japan Exchange Group, Inc.—ADR	121,335	1,317,698
Julius Baer Group Ltd.—ADR	54,713	671,602
Leju Holdings Ltd.—ADR(a)	35,863	107,230
London Stock Exchange Group PLC—ADR(c)	16,423	560,681
LPL Financial Holdings, Inc.	5,055	664,935
Macquarie Group Ltd.—ADR(c)	7,188	799,306
MarketAxess Holdings, Inc.	1,127	626,544
Morgan Stanley	61,688	4,741,957
MSCI, Inc.	788	326,642
NASDAQ, Inc.	1,884	260,538
NIO, Inc.—ADR(a)(c)	10,040	459,631
Nomura Holdings, Inc.—ADR	417,590	2,455,429
Piper Jaffray Cos.	4,910	522,031
PJT Partners, Inc.—Class A	3,931	274,069
Prosus NV—ADR	32,097	763,748
Randstad NV—ADR	3,832	127,797
Raymond James Financial, Inc.	6,852	799,902
RISE Education Cayman Ltd.—ADR(a)	7,199	42,762
S&P Global, Inc.	2,592	853,701
Sea Ltd.—ADR(a)	3,706	873,467
Secoo Holding Ltd.—ADR(a)	9,436	26,043
Sibanye Stillwater Ltd.—ADR	17,218	315,950
Singapore Exchange Ltd.—ADR	3,959	443,170
Stifel Financial Corp.(c)	22,721	1,387,799
T Rowe Price Group, Inc.	13,925	2,257,800
TechnoPro Holdings, Inc.—ADR	50,270	752,919
Virtus Investment Partners, Inc.	613	153,802
Waddell & Reed Financial, Inc.—Class A	9,875	247,764
Xiaomi Corp.—ADR(a)	18,896	314,722

		44,537,274

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Specialty Trade Contractors—0.27%
Comfort Systems USA, Inc.	6,566	$406,698
EMCOR Group, Inc.	8,437	821,511
NetEase, Inc.—ADR	3,418	375,467
Quanta Services, Inc.	13,999	1,173,816

		2,777,492

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.04%
Dick’s Sporting Goods, Inc.(c)	3,789	270,421
Michaels Cos., Inc.(a)	12,472	187,080

		457,501

Support Activities for Agriculture and Forestry—0.02%
Corteva, Inc.	4,179	188,682
Cresud SACIF y A—ADR(a)	5,956	30,197

		218,879

Support Activities for Mining—1.55%
Antero Resources Corp.(a)(c)	22,016	198,144
BHP Group Ltd.—ADR	30,690	2,329,678
China Shenhua Energy Co. Ltd.—ADR	48,503	368,138
ConocoPhillips	20,828	1,083,264
Epiroc AB—ADR	49,750	1,059,674
Fortescue Metals Group Ltd.—ADR	37,127	1,392,262
Helix Energy Solutions Group, Inc.(a)(c)	40,234	197,147
Impala Platinum Holdings Ltd.—ADR	27,058	441,045
Inpex Corp.—ADR	123,897	902,094
LUKOIL PJSC—ADR	10,627	791,712
NexTier Oilfield Solutions, Inc.(a)	28,687	133,395
ONE Gas, Inc.	1,613	108,023
Patterson-UTI Energy, Inc.	23,411	173,241
Pioneer Natural Resources Co.(c)	9,462	1,405,769
Rio Tinto PLC—ADR	35,658	3,116,509
Santos Ltd.—ADR	95,131	508,951
Subsea 7 SA—ADR	37,617	397,988
Transocean Ltd.(a)(b)	59,720	207,228
Tullow Oil PLC—ADR	50,158	13,543
Vale SA—ADR(c)	54,491	920,898
Weir Group PLC—ADR	8,894	124,649

		15,873,352

Support Activities for Transportation—0.59%
AP Moeller—Maersk A/S—ADR	107,138	1,151,734
CH Robinson Worldwide, Inc.(c)	3,954	359,221
DSV PANALPINA A/S—ADR	13,066	1,205,339
Expeditors International of Washington, Inc.	19,541	1,794,645
Grupo Aeroportuario del Centro Norte SAB de CV—ADR(a)(c)	2,151	99,935
Grupo Aeroportuario del Pacifico SAB de CV—ADR	1,325	134,316
Grupo Aeroportuario del Sureste SAB de CV—ADR(a)	229	42,628
Hub Group, Inc.—Class A(a)	7,204	414,806
Kuehne + Nagel International AG—ADR(c)	7,109	337,926
Matson, Inc.	2,747	190,285
XPO Logistics, Inc.(a)	1,455	169,653
ZTO Express Cayman, Inc.—ADR	3,823	128,988

		6,029,476

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Telecommunications—3.49%
Adyen NV—ADR(a)(c)	25,762	$1,205,662
Bezeq The Israeli Telecommunication Corp. Ltd.—ADR	146,839	724,650
China Unicom Hong Kong Ltd.—ADR(e)	12,128	73,132
Chunghwa Telecom Co. Ltd.—ADR	16,369	645,102
Deutsche Telekom AG—ADR	37,792	685,849
Eutelsat Communications SA—ADR	44,002	134,646
Hellenic Telecommunications Organization SA—ADR	9,099	69,885
Hong Kong Television Network Ltd.—ADR(a)	9,875	360,438
JOYY, Inc.—ADR	3,464	408,406
KDDI Corp.—ADR	144,897	2,269,087
Koninklijke KPN NV—ADR	140,221	455,508
KT Corp.—ADR	21,903	247,285
Lumen Technologies, Inc.(c)	211,959	2,604,976
Magyar Telekom Telecommunications PLC—ADR	35,539	235,268
Mobile TeleSystems PJSC—ADR	44,298	364,130
MTN Group Ltd.—ADR	60,177	285,841
Nippon Telegraph & Telephone Corp.—ADR	56,010	1,460,741
Oi SA—ADR(a)	26,225	41,960
Partner Communications Co. Ltd.—ADR(a)	29,568	144,292
PLDT, Inc.—ADR(c)	19,732	520,136
Renren, Inc.—ADR(a)	43,107	359,943
ResMed, Inc.	4,385	845,340
Rostelecom PJSC—ADR	23,307	201,722
SK Telecom Co. Ltd.—ADR	31,976	769,982
SoftBank Corp.—ADR	30,618	418,854
Spark New Zealand Ltd.—ADR	23,478	393,257
Swisscom AG—ADR(c)	521	26,251
Tele2 AB—ADR	23,863	147,951
Telecom Italia SpA/Milano—ADR	31,416	150,168
Telecom Italia SpA/Milano—ADR	59,748	318,696
Telefonaktiebolaget LM Ericsson—ADR	126,554	1,585,722
Telekomunikasi Indonesia Persero Tbk PT—ADR	29,949	718,177
Telenor ASA—ADR(c)	50,838	827,643
Telephone and Data Systems, Inc.	6,930	123,978
Tencent Holdings Ltd.—ADR	55,862	4,871,166
The9 Ltd.—ADR(a)(c)	3,545	115,886
T-Mobile US, Inc.(a)	18,592	2,230,482
Turkcell Iletisim Hizmetleri AS—ADR	11,506	62,593
Twilio, Inc.—Class A(a)(c)	1,275	500,922
United States Cellular Corp.(a)	6,044	177,875
Verizon Communications, Inc.	130,769	7,231,525
Vodacom Group Ltd.—ADR	15,610	126,285
XL Axiata Tbk PT—ADR	85,559	275,029
Zoom Video Communications, Inc.—Class A(a)	907	338,864

		35,755,305

Textile Mills—0.00%
National Presto Industries, Inc.	389	39,806

Textile Product Mills—0.05%
Hermes International—ADR(c)	4,248	474,289

Transportation Equipment Manufacturing—3.23%
Aisin Seiki Co. Ltd.—ADR	9,340	320,689
Aptiv PLC(b)	4,382	656,599

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Bayerische Motoren Werke AG—ADR(c)	38,364	$1,108,336
BorgWarner, Inc.(c)	23,508	1,057,860
Brilliance China Automotive Holdings Ltd.—ADR	15,067	136,477
Daimler AG—ADR	16,865	337,781
Denso Corp.—ADR	33,481	1,021,338
General Motors Co.	48,478	2,488,375
Gentex Corp.	19,022	672,998
Great Wall Motor Co. Ltd.—ADR	6,753	193,811
Honda Motor Co. Ltd.—ADR	66,645	1,844,067
Isuzu Motors Ltd.—ADR(c)	47,203	496,576
Kawasaki Heavy Industries Ltd.—ADR	24,857	225,702
LCI Industries	1,220	171,947
Lear Corp.	7,306	1,213,453
Lockheed Martin Corp.	4,822	1,592,465
Mazda Motor Corp.—ADR	23,909	94,919
Meritor, Inc.(a)	6,784	206,030
Navistar International Corp.(a)	289	12,733
Niu Technologies—ADR(a)	6,076	227,121
PACCAR, Inc.	30,055	2,734,704
Shimano, Inc.—ADR(c)	54,385	1,224,206
Subaru Corp.—ADR	41,834	394,913
Suzuki Motor Corp.—ADR(c)	5,467	959,292
Tata Motors Ltd.—ADR(a)	14,350	315,557
Tesla, Inc.(a)	6,646	4,489,372
Thor Industries, Inc.(c)	3,325	389,225
Toyota Industries Corp.—ADR	12,416	1,070,880
Toyota Motor Corp.—ADR	37,798	5,591,458
Volvo AB—ADR	70,981	1,819,953

		33,068,837

Truck Transportation—0.36%
ArcBest Corp.	10,049	592,791
JB Hunt Transport Services, Inc.	5,898	866,240
Knight-Swift Transportation Holdings, Inc.	10,022	432,950
Old Dominion Freight Lines, Inc.	2,937	630,779
Saia, Inc.(a)	1,012	202,936
Schneider National, Inc.—Class B	18,739	433,433
Werner Enterprises, Inc.	13,211	567,016

		3,726,145

Utilities—2.52%
AGL Energy Ltd.—ADR(c)	78,603	581,977
Alliant Energy Corp.	3,832	176,885
Ameren Corp.	1,153	81,021
Centrica PLC—ADR	21,768	63,132
Cheniere Energy, Inc.(a)(c)	38,429	2,589,730
China Gas Holdings Ltd.—ADR	129	13,161
Cia Energetica de Minas Gerais—ADR(c)	3,831	9,846
CLP Holdings Ltd.—ADR(c)	104,558	1,025,714
DTE Energy Co.	17,477	2,057,392
Duke Energy Corp.	5,777	494,453
Électricité de France SA—ADR	233,178	547,968
Empresa Distribuidora Y Comercializadora Norte—ADR(a)	5,315	20,888
Enel Chile SA—ADR(c)	8,739	31,460
Enel SpA—ADR	247,492	2,326,426

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Entergy Corp.	16,841	$1,461,967
Evergy, Inc.	2,985	160,086
Exelon Corp.	1,049	40,491
First Solar, Inc.(a)(c)	4,891	396,269
Hong Kong & China Gas Co. Ltd.—ADR	53,145	78,655
Huaneng Power International, Inc.—ADR	1,481	19,579
Iberdrola SA—ADR	34,964	1,758,217
Kinder Morgan, Inc.	35,866	527,230
Korea Electric Power Corp.—ADR	35,347	355,237
MDU Resources Group, Inc.	17,417	489,418
NextEra Energy, Inc.	17,223	1,265,546
NorthWestern Corp.	2,274	132,983
NRG Energy, Inc.	43,653	1,593,771
PG&E Corp.(a)	12,607	132,500
Pinnacle West Capital Corp.	26,826	1,875,942
PPL Corp.	23,061	603,968
Public Service Enterprise Group, Inc.	25,852	1,391,613
Red Electrica Corp. SA—ADR	16,839	139,848
RWE AG—ADR	11,195	426,194
Southwest Gas Holdings, Inc.	4,680	291,798
Tokyo Gas Co. Ltd.—ADR	64,773	672,990
UGI Corp.	11,164	427,693
Vestas Wind Systems A/S—ADR	5,452	342,658
Vistra Corp.	70,564	1,217,229

		25,821,935

Waste Management and Remediation Services—0.14%
Darling Ingredients, Inc.(a)	8,750	551,600
Republic Sevices, Inc.	10,277	915,578

		1,467,178

Water Transportation—0.15%
Carnival Corp.(b)	13,097	350,345
Central Puerto SA—ADR(a)	12,311	27,084
International Seaways, Inc.(b)	11,879	205,982
Nippon Yusen KK—ADR(c)	166,562	973,555

		1,556,966

Wood Product Manufacturing—0.26%
Builders FirstSource, Inc.(a)(c)	12,049	521,300
Koppers Holdings, Inc.(a)	7,621	254,618
Louisiana-Pacific Corp.	6,534	311,084
Masco Corp.	17,706	942,313
Trex Co., Inc.(a)(c)	642	58,833
UFP Industries, Inc.	9,089	554,428

		2,642,576

Total Common Stocks (Cost $731,677,129)		989,982,357

Preferred Stocks—0.12%
Administration of Economic Programs—0.01%
Centrais Electricas Brasileiras SA—ADR, 4.807%(c)(d)	11,773	68,872

Chemical Manufacturing—0.02%
Henkel AG & Co. KGaA—ADR, 2.074%(d)	8,573	210,982

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Credit Intermediation and Related Activities—0.02%
Bancolombia SA—ADR, 4.548%(d)	5,512	$184,376

Management of Companies and Enterprises—0.00%
Porsche Automobil Holding SE—ADR, 3.290%(d)	4,062	32,496

Merchant Wholesalers, Durable Goods—0.03%
Volkswagen AG—ADR, 2.761%(c)(d)	14,871	310,990

Oil and Gas Extraction—0.02%
Surgutneftegas PJSC—ADR, 2.503%(d)	47,748	247,573

Utilities—0.02%
Cia Paranaense de Energia—ADR, 5.552%(d)	17,675	187,709

Total Preferred Stocks (Cost $1,197,209)		1,242,998

Exchange-Traded Funds—0.98%
iShares MSCI EAFE ETF	46,871	3,468,922
Vanguard FTSE Emerging Markets ETF(c)	11,724	615,393
Vanguard Large-Cap ETF	26,655	4,765,381
Vanguard Small-Cap ETF(c)	5,706	1,203,053

Total Exchange-Traded Funds (Cost $9,502,334)		10,052,749

Real Estate Investment Trusts—1.80%
Forestry and Logging—0.11%
Weyerhaeuser Co.	33,496	1,134,510

Funds, Trusts, and Other Financial Vehicles—0.03%
National Health Investors, Inc.	4,643	316,978

Heavy and Civil Engineering Construction—0.01%
Cyrela Brazil Realty SA Empreendimentos e Participacoes—ADR	21,117	95,449

Hospitals—0.01%
Omega Healthcare Investors, Inc.	2,685	99,721

Paper Manufacturing—0.05%
PotlatchDeltic Corp.	9,766	495,624

Professional, Scientific, and Technical Services—0.01%
CoreCivic, Inc.(c)	4,199	30,149
Extra Space Storage, Inc.	714	89,750

		119,899

Real Estate—1.55%
American Finance Trust, Inc.	13,287	117,723
American Homes 4 Rent	13,481	419,798
Apartment Investment and Management Co.	48,720	231,907
Boston Properties, Inc.	5,141	509,627
Brandywine Realty Trust	18,751	229,325
Brixmor Property Group, Inc.	23,482	462,126
Centerspace	974	66,846
Corporate Office Properties Trust	11,357	295,282
Cousins Properties, Inc.(c)	10,734	360,018
Equity Residential(c)	19,753	1,292,044
Essex Property Trust, Inc.	4,642	1,182,735
Franklin Street Properties Corp.	18,301	90,773
First Industrial Realty Trust, Inc.	3,922	167,509
Gaming and Leisure Properties, Inc.	15,061	668,708
GEO Group, Inc.(c)	15,603	112,342

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Highwoods Properties, Inc.	9,495	$379,420
Kite Realty Group Trust	21,499	412,136
Lexington Realty Trust	95,256	1,021,144
LTC Properties, Inc.	5,219	213,509
Mid-America Apartment Communities, Inc.	11,608	1,563,946
Office Properties Income Trust	15,819	400,063
Physicians Realty Trust	4,109	69,853
Piedmont Office Realty Trust, Inc.—Class A	39,742	677,999
Sabra Health Care REIT, Inc.(c)	16,685	287,316
SBA Communications Corp.	461	117,615
Simon Property Group, Inc.	159	17,954
SITE Centers Corp.	13,467	179,650
SL Green Realty Corp.(c)	3,617	249,826
STAG Industrial, Inc.	2,448	77,234
Ventas, Inc.	18,057	955,215
VEREIT, Inc.	27,905	1,088,295
VICI Properties, Inc.(c)	13,073	372,581
Welltower, Inc.	10,113	686,672
WP Carey, Inc.	12,661	867,784

		15,844,975

Telecommunications—0.03%
Crown Castle International Corp.	673	104,820
Uniti Group, Inc.	17,883	212,986

		317,806

Total Real Estate Investment Trusts (Cost $17,509,514)		18,424,962

Rights—0.00%
Chemical Manufacturing—0.00%
Aratana Therapeutics, Inc.(a)(e)	18,388	4,597

Support Activities for Agriculture and Forestry—0.00%
Cresud SACIF y A(a)(e)	5,956	83

Total Rights (Cost $400)		4,680

Investments Purchased With Collateral From Securities Lending—17.83%
Money Market Fund—17.83%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130%(f)	182,708,814	182,708,814

Total Investments Purchased With Collateral From Securities Lending (Cost $182,708,814)		182,708,814

Short-Term Investments—0.35%
First American Government Obligations Fund, Class X, 0.030%(f)	3,597,071	3,597,071

Total Short-Term Investments (Cost $3,597,071)		3,597,071

Total Investments (Cost $946,192,471)—117.70%		1,206,013,631
Liabilities in Excess of Other Assets—(17.70)%		(181,403,805)

Total Net Assets—100.00%		$1,024,609,826

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2021. Total value of securities out on loan is $176,899,444.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $1,025,384, representing 0.10% of net assets.
(f)	The rate shown represents the seven day yield at February 28, 2021.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)(2)	$513,604,757	$1,206,013,631
Receivables:
Investments sold	8,634,472	—
Dividends and interest	2,559,019	1,727,847
Fund shares sold	885,282	1,340,313
Securities lending	3,365	422,828
Other Assets	25,185	32,913

Total Assets	525,712,080	1,209,537,532

Liabilities
Payables:
Investments purchased	53,665,172	—
Fund shares redeemed	605,617	1,522,488
Collateral on securities loaned	59,641,444	182,708,814
Custodian	—	12,230
Affiliates	139,094	182,337
Adviser	108,046	431,333
Distributor	13,128	31,342
Accrued expenses and other liabilities	34,187	39,162

Total Liabilities	114,206,688	184,927,706

Net Assets	$411,505,392	$1,024,609,826

Net assets consist of:
Paid-in capital	$398,468,332	$783,783,848
Total distributable earnings	13,037,060	240,825,978

Net assets	$411,505,392	$1,024,609,826

Advisor Class Shares
Net assets	66,423,103	158,710,428
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	3,817,578	5,347,996
Net asset value and redemption price per share	$17.40	$29.68

Institutional Class Shares
Net assets	345,082,289	865,899,398
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	19,935,224	29,264,769
Net asset value and redemption price per share	$17.31	$29.59

(1) Cost of investments	$507,167,629	$946,192,471
(2) Includes loaned securities with a value of	$58,565,094	$176,899,444

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 28, 2021 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$5,140,449	$1,272
Dividends	140,099	7,881,091	(1)
Securities lending	25,886	1,485,985

	5,306,434	9,368,348

Expenses:
Investment management fees	1,577,006	2,501,713
Transfer agent fees and expenses	171,680	233,229
Fund accounting fees	112,475	125,478
Distribution fees—Advisor Class	108,558	225,377
Fund administration fees	103,287	206,285
Custody fees	43,560	48,913
Federal and state registration fees	25,240	23,931
Audit and tax fees	19,378	19,186
Reports to shareholders	16,892	25,213
Legal fees	14,202	13,931
Chief Compliance Officer fees	11,158	6,154
Trustees’ fees	6,214	6,214
Insurance fees	2,356	3,982
Other expenses	3,087	5,276

Total expenses before waiver or recoupment	2,215,093	3,444,882
Recoupment or (waivers) by Adviser (Note 4)	(631,492)	44,395

Net expenses	1,583,601	3,489,277

Net Investment Income	3,722,833	5,879,071

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,816,922	27,697,789
Futures contracts	(210,542)	—
Foreign currency translations	206	6

	6,606,586	27,697,795

Net change in unrealized appreciation (depreciation) on:
Investments	(11,592,157)	117,351,602
Futures contracts	(36,345)	—
Foreign currency translations	(141)	(2)

	(11,628,643)	117,351,600

Net gain (loss) on investments and foreign currency	(5,022,057)	145,049,395

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,299,224)	$150,928,466

(1)	Net of $695,242 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net investment income	$3,722,833	$8,366,316
Net realized gain on investments, futures and foreign currency	6,606,586	17,503,438
Net change in unrealized appreciation (depreciation)	(11,628,643)	1,080,474

Net increase (decrease) in net assets resulting from operations	(1,299,224)	26,950,228

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(4,064,480)	(4,915,393)
Net dividends and distributions—Institutional Class	(20,452,703)	(5,615,245)

Net decrease in net assets resulting from distributions paid	(24,517,183)	(10,530,638)

Fund share transactions:
Shares sold—Advisor Class	1,626,780	24,165,047
Shares issued to holders in reinvestment of dividends—Advisor Class	3,818,627	4,716,894
Shares redeemed—Advisor Class	(55,907,722)	(311,170,641)
Shares sold—Institutional Class	88,788,454	332,642,520
Shares issued to holders in reinvestment of dividends—Institutional Class	20,024,964	5,505,198
Shares redeemed—Institutional Class	(26,905,738)	(65,791,734)

Net increase (decrease) in net assets from share transactions	31,445,365	(9,932,716)

Net increase in net assets	5,628,958	6,486,874

Net Assets:
Beginning of period	405,876,434	399,389,560

End of period	$411,505,392	$405,876,434

Change in shares outstanding:
Shares sold—Advisor Class	91,288	1,376,834
Shares issued to holders in reinvestment of dividends—Advisor Class	215,498	274,397
Shares redeemed—Advisor Class	(3,044,651)	(17,721,242)
Shares sold—Institutional Class	4,867,235	18,872,011
Shares issued to holders in reinvestment of dividends—Institutional Class	1,136,491	321,377
Shares redeemed—Institutional Class	(1,480,823)	(3,781,096)

Net increase (decrease)	1,785,038	(657,719)

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net investment income	$5,879,071	$12,168,933
Net realized gain (loss) on investments and foreign currency	27,697,795	(29,600,413)
Net change in unrealized appreciation	117,351,600	101,498,448

Net increase in net assets resulting from operations	150,928,466	84,066,968

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(1,540,826)	(5,075,723)
Net dividends and distributions—Institutional Class	(10,631,418)	(7,480,435)

Net decrease in net assets resulting from distributions paid	(12,172,244)	(12,556,158)

Fund share transactions:
Shares sold—Advisor Class	2,110,524	38,795,994
Shares issued to holders in reinvestment of dividends—Advisor Class	1,380,271	4,734,212
Shares redeemed—Advisor Class	(100,406,146)	(668,289,057)
Shares sold—Institutional Class	144,344,737	746,757,627
Shares issued to holders in reinvestment of dividends—Institutional Class	10,355,065	7,321,829
Shares redeemed—Institutional Class	(71,003,391)	(120,027,954)

Net increase (decrease) in net assets from share transactions	(13,218,940)	9,292,651

Net increase in net assets	125,537,282	80,803,461

Net Assets:
Beginning of period	899,072,544	818,269,083

End of period	$1,024,609,826	$899,072,544

Change in shares outstanding:
Shares sold—Advisor Class	71,297	1,679,552
Shares issued to holders in reinvestment of dividends—Advisor Class	48,842	183,142
Shares redeemed—Advisor Class	(3,948,648)	(27,109,325)
Shares sold—Institutional Class	5,543,063	30,784,153
Shares issued to holders in reinvestment of dividends—Institutional Class	367,722	284,122
Shares redeemed—Institutional Class	(2,595,615)	(5,118,696)

Net increase (decrease)	(513,339)	702,948

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Advisor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year/period	$18.50		$17.65	$16.53	$17.05	$17.32	$16.73

Income from investment operations:
Net investment income(1)	0.15		0.35	0.42	0.37	0.27	0.28
Net realized and unrealized gain (loss)	(0.21)		0.92	1.09	(0.61)	(0.14)	0.55

Total from investment operations	(0.06)		1.27	1.51	(0.24)	0.13	0.83

Less distributions paid:
Dividends from net investment income	(0.33)		(0.40)	(0.39)	(0.28)	(0.30)	(0.23)
Distributions from net realized gains	(0.71)		(0.02)	—	0.00 (4)	(0.10)	(0.01)

Total distributions paid	(1.04)		(0.42)	(0.39)	(0.28)	(0.40)	(0.24)

Net asset value, end of year/period	$17.40		$18.50	$17.65	$16.53	$17.05	$17.32

Total return(2)	-0.41%		7.39%	9.37%	-1.42%	0.78%	5.06%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$66,423		$121,267	$399,389	$398,089	$332,426	$274,686
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.29%		1.31%	1.28%	1.30%	1.34%	1.37%
Ratio of expenses to average net assets after waiver and reimbursements(3)(5)	0.98	%(6)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	1.35%		1.72%	2.22%	1.91%	1.29%	1.30%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	1.66%		2.03%	2.50%	2.21%	1.63%	1.67%
Portfolio turnover rate(2)	138.7%		180.7%	144.3%	160.1%	199.9%	100.4%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Round to less than 0.5 cent per share
(5)	Reflects expense cap of 0.75% (plus Rule 12b-1 fees of 0.25%).
(6)	Effective January 26, 2021, the expense limitation cap was reduced from 0.75% to 0.60% (plus Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Year/Period

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020	Period Ended August 31, 2019(1)
Net asset value, beginning of year/period	$18.47		$17.66	$17.23

Income from investment operations:
Net investment income(2)	0.17		0.39	0.07
Net realized and unrealized gain	(0.21)		0.92	0.36

Total from investment operations	(0.04)		1.31	0.43

Less distributions paid:
Dividends from net investment income	(0.41)		(0.48)	—
Distributions from net realized gains	(0.71)		(0.02)	—

Total distributions paid	(1.12)		(0.50)	—

Net asset value, end of year/period	$17.31		$18.47	$17.66

Total return(3)	-0.30%		7.65%	2.50%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$345,082		$284,610	$1
Ratio of expenses to average net assets before waiver and reimbursements(4)	1.03%		1.06%	0.75%
Ratio of expenses to average net assets after waiver and reimbursements(4)	0.72	%(6)	0.75%	0.75%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	1.56%		1.87%	2.33%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	1.87%		2.18%	2.33%
Portfolio turnover rate(3)	138.7%		180.7%	144.3	%(5)

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).
(6)	Effective January 26, 2021, the expense limitation cap was reduced from 0.75% to 0.60%.

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Advisor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016
Net asset value, beginning of year/period	$25.61		$23.77		$28.40		$26.68		$23.45		$23.25

Income (loss) from investment operations:
Net investment income(1)	0.13		0.29		0.34		0.19		0.17		0.14
Net realized and unrealized gain (loss)	4.21		1.86		(2.21)		3.08		3.22		0.95

Total from investment operations	4.34		2.15		(1.87)		3.27		3.39		1.09

Less distributions paid:
Dividends from net investment income	(0.27)		(0.31)		(0.17)		(0.17)		(0.14)		(0.09)
Distributions from net realized gains	—		—		(2.59)		(1.38)		(0.02)		(0.80)

Total distributions paid	(0.27)		(0.31)		(2.76)		(1.55)		(0.16)		(0.89)

Net asset value, end of year/period	$29.68		$25.61		$23.77		$28.40		$26.68		$23.45

Total return(2)	16.97%		9.01%		-5.54%		12.50%		14.54%		4.87%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$158,711		$235,018		$818,269		$844,442		$650,190		$489,239
Ratio of expenses to average net assets before waiver, expense reimbursements or recoupment(3)	0.93%		0.95%		0.94%		1.26%		1.41%		1.45%
Ratio of expenses to average net assets after waiver, expense reimbursements or recoupment(3)	0.98	%(4)	0.98	%(4)	0.98	%(4)	1.25	%(5)	1.36	%(6)	1.40%
Ratio of net investment income to average net assets before waiver, expense reimbursements or recoupment(3)	1.02%		1.21%		1.42%		0.67%		0.64%		0.57%
Ratio of net investment income to average net assets after waiver, expense reimbursements or recoupment(3)	0.97%		1.18%		1.38%		0.68%		0.69%		0.62%
Portfolio turnover rate(2)	32.1%		55.1%		111.4%		104.3%		139.4%		48.8%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Reflects expense cap of 0.73% (plus Rule 12b-1 fees of 0.25%).
(5)

Effective June 1, 2018 the expense limitation cap was reduced from 1.35% to 0.98%. This reflects the expense limitation cap of 1.10% from September 1, 2017 through May 31, 2018 (plus Rule 12b-1 fees of 0.25%) and 0.73% from June 1, 2018 through August 31, 2018 (plus Rule 12b-1 fees of 0.25%).

(6)	Effective November 1, 2016 the expense limitation cap was reduced from 1.40% to 1.35% (this includes Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Year/Period

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Period Ended August 31, 2019(1)
Net asset value, beginning of year/period	$25.59	$23.78	$24.69

Income from investment operations:
Net investment income(2)	0.18	0.39	0.06
Net realized and unrealized loss	4.19	1.84	(0.97)

Total from investment operations	4.37	2.23	(0.91)

Less distributions paid:
Dividends from net investment income	(0.37)	(0.42)	—

Total distributions paid	(0.37)	(0.42)	—

Net asset value, end of year/period	$29.59	$25.59	$23.78

Total return(3)	17.11%	9.36%	-3.69%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$865,899	$664,055	$1
Ratio of expenses to average net assets(4)	0.68%	0.71%	0.73%
Ratio of net investment income to average net assets(4)	1.31%	1.64%	1.42%
Portfolio turnover rate(3)	32.1%	55.1%	111.4	%(5)

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2021 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Advisor Class of the Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Institutional Class of the Core Fixed Income Fund became effective and commenced operations on July 1, 2019. The Advisor Class of the Diversified Equity Fund became effective and commenced operations on August 26, 2009. The Institutional Class of the Diversified Equity Fund became effective and commenced operations on July 1, 2019. The Advisor Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method over the life of the security, or where applicable, the first call date of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2021:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$21,178,561	$—	$21,178,561
Corporate Bonds*	—	123,416,100	—	123,416,100
Foreign Corporate Bonds*	—	24,955,876	—	24,955,876
Foreign Government Agency Issues	—	2,010,184	—	2,010,184
Foreign Government Notes/Bonds	—	24,281,272	—	24,281,272
Non-Agency Mortgage Backed Securities	—	15,709,440	—	15,709,440
Agency Mortgage Backed Securities	—	129,553,120	—	129,553,120
Municipal Bonds	—	1,476,318	—	1,476,318
U.S. Government Agency Issues	—	2,191,856	—	2,191,856
U.S. Government Notes/Bonds	—	55,330,566	—	55,330,566

Total Fixed Income Securities	—	400,103,293	—	400,103,293

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$36,230,400	$—	$—	$36,230,400
Money Market Funds	77,271,064	—	—	77,271,064

Total Investments in Securities	$113,501,464	$400,103,293	$—	$513,604,757

*	For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the six months ended February 28, 2021.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$972,277,894	$17,704,463	$—	$989,982,357
Preferred Stocks*	1,242,998	—	—	1,242,998
Exchange-Traded Funds	10,052,749	—	—	10,052,749
Real Estate Investment Trusts*	18,424,962	—	—	18,424,962
Rights*	—	4,680	—	4,680

Total Equity	1,001,998,603	17,709,143	—	1,019,707,746
Money Market Funds	186,305,885	—	—	186,305,885

Total Investments in Securities	$1,188,304,488	$17,709,143	$—	$1,206,013,631

*	For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the six months ended February 28, 2021.

Foreign currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2021.

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

Core Fixed Income Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Net Assets— Unrealized appreciation*	$—	Net Assets— Unrealized depreciation*	$—

Total		$—		$—

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current day’s variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2021:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(210,542)	$(210,542)

Total	$(210,542)	$(210,542)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(36,345)	$(36,345)

Total	$(36,345)	$(36,345)

The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts, as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2021, the Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $0. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$9,455,969
Short Futures	$1,956,473

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts may also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

(d)	Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund did not enter into any forward foreign currency contracts during the six months ended February 28, 2021.

(e)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

(f)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(g)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

(h)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(k)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Advisor Class shares of the Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(l)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(m)	LIBOR Transition

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”).

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2020	$10,530,638	$—
Year Ended August 31, 2019	9,356,313	—

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2020	$12,556,158	$—
Year Ended August 31, 2019	17,179,903	65,726,487

As of August 31, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$450,159,115	$865,818,386

Gross tax unrealized appreciation	$20,422,433	$189,371,033
Gross tax unrealized depreciation	(2,503,615)	(50,259,526)

Net tax unrealized appreciation	$17,918,818	$139,111,507

Undistributed ordinary income	$15,233,724	$11,563,892
Undistributed long-term capital gain	5,700,925	—

Total distributable earnings	$20,934,649	$11,563,892
Other accumulated loss	—	(48,605,643)

Total accumulated earnings	$38,853,467	$102,069,756

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

As of and for the year ended August 31, 2020, the Core Fixed Income Fund utilized long-term capital loss carryovers of $1,317,917. As of and for the year ended August 31, 2020, the Diversified Equity Fund generated short-term capital loss carryovers of $20,547,509, long-term capital loss carryovers of $8,532,301, and had short-term capital loss carryovers outstanding of $39,620,318 and long-term capital loss carryovers outstanding of $8,532,301. Capital loss carryovers are carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers from the year ended August 31, 2020.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2020, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Total distributable earnings	$—	$14,153
Paid In Capital	$—	$(14,153)

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2020. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2020. At August 31, 2020, the fiscal years 2017 through 2020 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.53% for the Diversified Equity Fund and 0.65% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse other expenses of the Diversified Equity Fund at least through December 29, 2021 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses incurred in connections with any merger or reorganizations, dividends or interest on short positions, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 0.73% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse other expenses of the Core Fixed Income Fund at least through January 31, 2022 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding Excluded Expenses) do not exceed 0.60% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement. During the six months ended February 28, 2021, the Adviser recouped previously waived expenses of $44,395 related to the Diversified Equity Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Core Fixed Income Fund	Diversified Equity Fund
August 31, 2021	$582,223	$19,649
August 31, 2022	$1,137,251	$—
August 31, 2023	$1,245,915	$—
February 29, 2024	$631,492	$—

Sub-advisory services are provided to the Core Fixed Income Fund, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Investment Advisers LLC

Schroder Investment Management North America Inc. (Terminated effective on January 28, 2021)

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Advisor Class shares of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

“Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of each Fund’s average daily net assets of Advisor Class shares. During the six months ended February 28, 2021, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$108,558
Diversified Equity Fund	$225,377

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2021, and owed as of February 28, 2021, are as follows:

	Incurred	Owed
Core Fixed Income Fund	$103,287	$31,771
Diversified Equity Fund	$206,285	$58,403

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2021, and owed as of February 28, 2021 are as follows:

Fund Accounting	Incurred	Owed
Core Fixed Income Fund	$112,475	$35,961
Diversified Equity Fund	$125,478	$38,074

Transfer Agency	Incurred	Owed
Core Fixed Income Fund	$171,680	$52,103
Diversified Equity Fund	$233,229	$72,504

Custody	Incurred	Owed
Core Fixed Income Fund	$43,560	$15,601
Diversified Equity Fund	$48,913	$11,372

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2021, and owed as of February 28, 2021 is as follows:

	Incurred	Owed
Core Fixed Income Fund	$11,158	$3,658
Diversified Equity Fund	$6,154	$1,984

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Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2021 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$199,415,478	$—
Other	414,923,629	299,186,531

Total Purchases	$614,339,107	$299,186,531
Sales
U.S. Government	$172,147,750	$—
Other	419,567,094	307,992,490

Total Sales	$591,714,844	$307,992,490

(8)	Line of Credit

At February 28, 2021, the Core Fixed Income Fund and Diversified Equity Fund had secured lines of credit in the lessor amount of $20,000,000 and $35,000,000, respectively, or 33.33% of the fair value of unencumbered assets of each Fund, as defined, which both mature August 7, 2021. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate of 3.25% from September 1, 2020 through February 28, 2021. The following table provides information regarding usage of the line of credit for the six months ended February 28, 2021 for the Funds. The Funds did not have an outstanding balance on either line of credit as of February 28, 2021.

	Days Utilitized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Core Fixed Income Fund	1	$123,000	$11	$123,000	11/5/2020
Diversified Equity Fund	5	$1,322,600	$597	$4,903,000	10/29/2020

*	Interest expense is reported within Other Expenses on the Statements of Operations

(9)	Securities Lending

Pursuant to the terms of a securities lending agreement with the Funds’ custodian, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2021 (Unaudited)

and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of February 28, 2021, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
Core Fixed Income Fund	$58,565,094	$59,641,444	14.23%
Diversified Equity Fund	$176,899,444	$182,708,814	17.27%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Schedule of Investments for each Fund includes the particular cash collateral holding as of February 28, 2021. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in related public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changes travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

(11)	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2021 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2020 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	62.81%

For the fiscal year ended August 31, 2020, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Core Fixed Income Fund	4.74%
Diversified Equity Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	21	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company (2001-2021).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	21	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company (2001-2021).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	21	Retired (2011-present).	Independent Trustee, Gottex Trust (an open-end investment company) (2010-2016).

Interested Trustee and Officers

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	21	President (2017-present), Chief Operating Officer (2016-2020), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).

John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Heartland Advisors, Inc.	N/A

Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A

Laura Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	4/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	4/30/2021

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	4/30/2021

*	Print the name and title of each signing officer under his or her signature.